UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Climate Transition ETF Touchstone Climate Transition ETF - HEAT

Touchstone Dividend Select ETF Touchstone Dividend Select ETF - DVND

Touchstone Dynamic International ETF Touchstone Dynamic International ETF - TDI

Touchstone International Equity ETF Touchstone International Equity ETF - TLCI

Touchstone Sands Capital Emerging Markets ex-China Growth ETF Touchstone Sands Capital Emerging Markets ex-China Growth ETF - TEMX

Touchstone Sands Capital US Select Growth ETF Touchstone Sands Capital US Select Growth ETF - TSEL

Touchstone Securitized Income ETF Touchstone Securitized Income ETF - TSEC

Touchstone Strategic Income ETF Touchstone Strategic Income ETF - SIO

Touchstone Ultra Short Income ETF Touchstone Ultra Short Income ETF - TUSI

Touchstone US Large Cap Focused ETF Touchstone US Large Cap Focused ETF - LCF

Touchstone Climate Transition ETF
HEAT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$36	0.69%
Key Fund Statistics
Fund net assets	$12,596,518
Total number of portfolio holdings	55
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	23.1%
Materials	16.2%
Consumer Discretionary	14.7%
Utilities	9.7%
Health Care	3.7%
Communication Services	2.0%
Real Estate	1.7%
Consumer Staples	1.7%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	52.1%
United Kingdom	8.5%
China	5.0%
Netherlands	4.2%
Switzerland	3.6%
Japan	3.6%
Taiwan	3.2%
Other Countries	18.0%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-HEAT-2506
Touchstone Dividend Select ETF
DVND | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$25	0.49%
Key Fund Statistics
Fund net assets	$36,474,900
Total number of portfolio holdings	56
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.6%
Financials	16.1%
Health Care	10.2%
Industrials	9.5%
Consumer Discretionary	7.6%
Consumer Staples	7.5%
Communication Services	6.9%
Materials	3.6%
Energy	3.6%
Utilities	3.2%
Real Estate	2.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-DVND-2506
Touchstone Dynamic International ETF
TDI | THE NASDAQ STOCK MARKET LLC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$36	0.65%
Key Fund Statistics
Fund net assets	$59,121,884
Total number of portfolio holdings	119
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	28.8%
Industrials	20.2%
Information Technology	14.1%
Communication Services	11.9%
Materials	7.1%
Health Care	6.8%
Consumer Discretionary	4.8%
Consumer Staples	1.5%
Utilities	1.3%
Real Estate	0.9%
Energy	0.5%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	11.3%
Canada	10.3%
China	10.3%
Switzerland	6.8%
Italy	6.6%
Germany	6.3%
South Korea	5.0%
Taiwan	4.9%
India	4.6%
Norway	4.4%
United Kingdom	4.3%
Brazil	4.0%
Singapore	3.6%
Other Countries	15.5%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TDI-2506
Touchstone International Equity ETF
TLCI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period March 3, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone International Equity ETF	$12[1]	0.37%
[1]	Based on operations for the period March 3, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.
Key Fund Statistics
Fund net assets	$33,257,456
Total number of portfolio holdings	32
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.6%
Consumer Staples	14.0%
Information Technology	13.2%
Financials	11.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Health Care	8.6%
Materials	8.4%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United Kingdom	25.6%
United States	15.8%
Switzerland	10.8%
Germany	9.2%
Japan	8.7%
Netherlands	6.4%
France	6.4%
Canada	3.0%
Other Countries	10.7%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TLCI-2506
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
TEMX | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex-China Growth ETF (“Fund”) for the period February 24, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	$29[1]	0.79%
[1]	Based on operations for the period February 24, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.
Key Fund Statistics
Fund net assets	$8,413,052
Total number of portfolio holdings	36
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.2%
Financials	25.0%
Consumer Discretionary	13.3%
Consumer Staples	11.8%
Industrials	5.7%
Communication Services	5.5%
Energy	3.9%
Health Care	2.7%
Real Estate	1.7%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	28.3%
Taiwan	19.1%
Brazil	14.4%
South Korea	6.7%
Singapore	6.7%
Indonesia	4.4%
Poland	3.3%
Other Countries	13.9%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TEMX-2506
Touchstone Sands Capital US Select Growth ETF
TSEL | THE NASDAQ STOCK MARKET LLC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 2, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital US Select Growth ETF	$35[1]	0.67%
[1]	Based on operations for the period January 2, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.
Key Fund Statistics
Fund net assets	$69,029,402
Total number of portfolio holdings	27
Portfolio turnover rate	27%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	46.0%
Communication Services	15.4%
Financials	15.0%
Consumer Discretionary	13.7%
Health Care	4.5%
Industrials	1.7%
Energy	1.0%
Short-Term Investment Fund	3.8%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TSEL-2506
Touchstone Securitized Income ETF
TSEC | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%
Key Fund Statistics
Fund net assets	$114,038,966
Total number of portfolio holdings	114
Portfolio turnover rate	16%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	48.1%
Non-Agency Collateralized Mortgage Obligations	21.7%
Commercial Mortgage-Backed Securities	21.6%
Agency Collateralized Mortgage Obligations	0.6%
Corporate Bonds	0.3%
Short-Term Investment Fund	7.9%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	27.2%
AA/Aa	19.1%
A/A	19.5%
BBB/Baa	31.4%
BB/Ba	1.9%
B/B	0.1%
CCC	0.3%
CC	0.3%
Not Rated	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TSEC-2506
Touchstone Strategic Income ETF
SIO | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$25	0.49%
Key Fund Statistics
Fund net assets	$201,772,524
Total number of portfolio holdings	201
Portfolio turnover rate	102%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	47.8%
U.S. Treasury Obligations	26.7%
Asset-Backed Securities	11.0%
Commercial Mortgage-Backed Securities	6.2%
Non-Agency Collateralized Mortgage Obligations	4.4%
Common Stocks	1.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	33.9%
AA/Aa	3.7%
A/A	11.3%
BBB/Baa	31.9%
BB/Ba	10.5%
B/B	7.2%
CCC	0.4%
C or Lower	0.3%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-SIO-2506
Touchstone Ultra Short Income ETF
TUSI | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%
Key Fund Statistics
Fund net assets	$172,197,406
Total number of portfolio holdings	182
Portfolio turnover rate	42%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	50.1%
Commercial Mortgage-Backed Securities	20.9%
Corporate Bonds	16.1%
Commercial Paper	11.5%
Non-Agency Collateralized Mortgage Obligations	4.5%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	(3.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	56.4%
AA/Aa	10.3%
A/A	15.2%
BBB/Baa	17.7%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TUSI-2506
Touchstone US Large Cap Focused ETF
LCF | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$28	0.55%
Key Fund Statistics
Fund net assets	$48,284,780
Total number of portfolio holdings	47
Portfolio turnover rate	4%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	30.7%
Communication Services	15.8%
Financials	14.6%
Health Care	10.3%
Consumer Discretionary	8.5%
Industrials	7.1%
Consumer Staples	4.0%
Energy	2.3%
Materials	1.7%
Real Estate	1.2%
Short-Term Investment Fund	3.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-LCF-2506

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2025 (Unaudited)
Semi-Annual
Financial Statements
Touchstone ETF Trust
Touchstone Climate Transition ETF
Touchstone Dividend Select ETF
Touchstone Dynamic International ETF
Touchstone International Equity ETF
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Touchstone Sands Capital US Select Growth ETF
Touchstone Securitized Income ETF
Touchstone Strategic Income ETF
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

Page
Portfolios of Investments:
Touchstone Climate Transition ETF	3
Touchstone Dividend Select ETF	4
Touchstone Dynamic International ETF	5-7
Touchstone International Equity ETF	8-9
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	10-11
Touchstone Sands Capital US Select Growth ETF	12
Touchstone Securitized Income ETF	13-15
Touchstone Strategic Income ETF	16-19
Touchstone Ultra Short Income ETF	20-23
Touchstone US Large Cap Focused ETF	24
Statements of Assets and Liabilities	26-27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-32
Financial Highlights	33-35
Notes to Financial Statements	36-49
Other Items	50-57
This report identifies the Funds' investments on June 30, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Climate Transition ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Industrials — 25.4%
2,189	AECOM	$ 247,050
3,734	Ashtead Group PLC (United Kingdom)	239,308
9,563	Atlas Copco AB (Sweden) - Class A	154,499
6,900	Contemporary Amperex Technology Co. Ltd. (China) - Class A	242,875
3,868	Copart, Inc.*	189,803
289	Deere & Co.	146,954
3,301	nVent Electric PLC	241,798
560	Republic Services, Inc.	138,101
724	Schneider Electric SE	192,571
907	Siemens AG (Germany)	232,538
3,892	Trex Co., Inc.*	211,647
2,729	Uber Technologies, Inc.*	254,616
315	United Rentals, Inc.	237,321
1,824	Vertiv Holdings Co. - Class A	234,220
1,842	Xylem, Inc.	238,281
		3,201,582
	Information Technology — 23.1%
428	ASM International NV (Netherlands)	273,963
325	ASML Holding NV (Netherlands)	259,409
590	Autodesk, Inc.*	182,646
826	Cadence Design Systems, Inc.*	254,532
1,708	First Solar, Inc.*	282,742
500	Keyence Corp. (Japan)	200,826
339	Monolithic Power Systems, Inc.	247,938
2,349	NVIDIA Corp.	371,119
1,075	PTC, Inc.*	185,266
5,814	Samsung Electronics Co. Ltd. (South Korea)	257,615
1,752	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	396,810
		2,912,866
	Materials — 16.2%
7,664	Antofagasta PLC (Chile)	190,359
3,319	Corteva, Inc.	247,365
2,441	Crown Holdings, Inc.	251,374
369	Linde PLC	173,127
3,317	Novonesis (Novozymes) (Denmark) - Class B	237,813
8,089	Pan American Silver Corp. (Canada)	229,728
885	Sika AG (Switzerland)	240,253
1,856	Steel Dynamics, Inc.	237,587
2,633	Wheaton Precious Metals Corp. (Brazil)	236,443
		2,044,049
	Consumer Discretionary — 14.7%
1,314	Amazon.com, Inc.*	288,279
3,573	Aptiv PLC (Jersey)*	243,750
11,482	BYD Co. Ltd. (China) Class H	179,179
3,580	Compass Group PLC (United Kingdom)	121,230
4,183	On Holding AG (Switzerland) - Class A*	217,725
2,355	O'Reilly Automotive, Inc.*	212,256
1,696	Shimano, Inc. (Japan)	246,206
451	Tesla, Inc.*	143,265
127,725	Yadea Group Holdings Ltd. (China) 144a	204,361
		1,856,251
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	Utilities — 9.7%
2,641	CMS Energy Corp.	$ 182,969
29,439	Enel SpA (Italy)	279,364
15,737	National Grid PLC (United Kingdom)	229,298
3,816	NextEra Energy, Inc.	264,907
10,411	SSE PLC (United Kingdom)	261,661
		1,218,199
	Health Care — 3.7%
616	Thermo Fisher Scientific, Inc.	249,763
1,361	Zoetis, Inc.	212,248
		462,011
	Communication Services — 2.0%
1,410	Alphabet, Inc. - Class A	248,484
	Real Estate — 1.7%
23,308	Segro PLC REIT (United Kingdom)	217,429
	Consumer Staples — 1.7%
1,899	Kerry Group PLC (Ireland) - Class A	209,713
	Total Common Stocks	$12,370,584
	Short-Term Investment Fund — 2.0%
256,379	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	256,379
	Total Investment Securities—100.2% (Cost $10,776,915)	$12,626,963
	Liabilities in Excess of Other Assets — (0.2%)	(30,445)
	Net Assets — 100.0%	$12,596,518
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $204,361 or 1.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,370,584	$—	$—	$12,370,584
Short-Term Investment Fund	256,379	—	—	256,379
Total	$12,626,963	$—	$—	$12,626,963
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Select ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Information Technology — 25.6%
2,539	Analog Devices, Inc.	$ 604,333
3,625	Apple, Inc.	743,741
4,812	Broadcom, Inc.	1,326,428
11,508	Cisco Systems, Inc.	798,425
11,389	Intel Corp.	255,114
2,659	International Business Machines Corp.	783,820
862	KLA Corp.	772,128
3,688	Microsoft Corp.	1,834,448
4,077	Oracle Corp.	891,354
3,836	QUALCOMM, Inc.	610,921
3,513	Texas Instruments, Inc.	729,369
		9,350,081
	Financials — 16.1%
18,143	Bank of America Corp.	858,527
683	Blackrock, Inc.	716,638
8,079	Charles Schwab Corp. (The)	737,128
1,203	Goldman Sachs Group, Inc. (The)	851,423
1,999	JPMorgan Chase & Co.	579,530
13,895	US Bancorp	628,749
1,892	Visa, Inc. - Class A	671,755
10,521	Wells Fargo & Co.	842,942
		5,886,692
	Health Care — 10.2%
2,982	Becton Dickinson & Co.	513,649
7,439	CVS Health Corp.	513,142
4,573	Johnson & Johnson	698,526
8,345	Medtronic PLC	727,434
4,905	Merck & Co., Inc.	388,280
16,196	Pfizer, Inc.	392,591
1,517	UnitedHealth Group, Inc.	473,258
		3,706,880
	Industrials — 9.5%
3,629	3M Co.	552,479
1,704	Caterpillar, Inc.	661,510
1,206	Lockheed Martin Corp.	558,547
4,581	RTX Corp.	668,918
14,933	Southwest Airlines Co.	484,426
7,654	Stanley Black & Decker, Inc.	518,558
		3,444,438
	Consumer Discretionary — 7.6%
1,974	Home Depot, Inc. (The)	723,747
10,452	Las Vegas Sands Corp.	454,767
1,872	McDonald's Corp.	546,942
5,636	Starbucks Corp.	516,427
3,640	Yum! Brands, Inc.	539,375
		2,781,258
	Consumer Staples — 7.5%
2,614	Constellation Brands, Inc. - Class A	425,246
3,730	Dollar General Corp.	426,637
3,952	PepsiCo, Inc.	521,822
4,208	Philip Morris International, Inc.	766,403
7,847	Sysco Corp.	594,332
		2,734,440
Shares		Market Value
	Common Stocks — 96.6% (Continued)
	Communication Services — 6.9%
21,381	AT&T, Inc.	$ 618,766
15,677	Comcast Corp. - Class A	559,512
992	Meta Platforms, Inc. - Class A	732,186
14,375	Verizon Communications, Inc.	622,006
		2,532,470
	Materials — 3.6%
1,503	Air Products & Chemicals, Inc.	423,936
6,592	DuPont de Nemours, Inc.	452,146
5,973	International Flavors & Fragrances, Inc.	439,314
		1,315,396
	Energy — 3.6%
4,405	Chevron Corp.	630,752
6,218	Exxon Mobil Corp.	670,300
		1,301,052
	Utilities — 3.2%
4,916	Duke Energy Corp.	580,088
6,235	Southern Co. (The)	572,560
		1,152,648
	Real Estate — 2.8%
5,409	Alexandria Real Estate Equities, Inc. REIT	392,856
2,893	American Tower Corp. REIT	639,411
		1,032,267
	Total Common Stocks	$35,237,622
	Short-Term Investment Fund — 3.5%
1,259,188	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,259,188
	Total Investment Securities—100.1% (Cost $32,233,089)	$36,496,810
	Liabilities in Excess of Other Assets — (0.1%)	(21,910)
	Net Assets — 100.0%	$36,474,900
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,237,622	$—	$—	$35,237,622
Short-Term Investment Fund	1,259,188	—	—	1,259,188
Total	$36,496,810	$—	$—	$36,496,810
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic International ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Japan — 11.3%
	Communication Services — 1.3%
3,305	Konami Group Corp.	$ 523,618
66,095	Z Holdings Corp.	243,441
	Consumer Discretionary — 0.8%
18,271	Asics Corp.	466,909
	Financials — 3.3%
25,269	MS&AD Insurance Group Holdings, Inc.	566,778
22,061	Sumitomo Mitsui Trust Group, Inc.	588,120
14,966	T&D Holdings, Inc.	329,448
11,178	Tokio Marine Holdings, Inc.	474,350
	Health Care — 0.9%
22,100	Daiichi Sankyo Co. Ltd.	516,416
	Industrials — 3.4%
12,639	ANA Holdings, Inc.	247,725
17,107	Daifuku Co. Ltd.	442,153
7,773	Komatsu Ltd.	255,690
22,747	Mitsubishi Electric Corp.	491,413
9,528	NIDEC CORP	185,591
18,271	Toyota Tsusho Corp.	414,763
	Information Technology — 1.2%
14,288	Brother Industries Ltd.	247,154
915	Tokyo Electron Ltd.	175,877
4,277	Trend Micro, Inc.	296,321
	Real Estate — 0.4%
2,238	Daito Trust Construction Co. Ltd.	243,607
	Total Japan	6,709,374
	Canada — 10.3%
	Consumer Staples — 0.7%
2,573	Loblaw Cos Ltd.	425,606
	Financials — 1.0%
5,560	iA Financial Corp., Inc.	609,548
	Industrials — 1.5%
2,550	Stantec, Inc.	277,462
2,884	WSP Global, Inc.	588,279
	Information Technology — 3.0%
2,438	Celestica, Inc.*	380,913
104	Constellation Software, Inc.	381,342
8,548	Shopify, Inc. - Class A*	985,900
	Materials — 4.1%
2,781	Agnico Eagle Mines Ltd.	331,330
40,671	Barrick Mining Corp.	846,721
45,204	Kinross Gold Corp.	706,401
19,919	Pan American Silver Corp.	565,207
	Total Canada	6,098,709
	China — 10.3%
	Communication Services — 2.9%
19,300	NetEase, Inc.	518,767
18,177	Tencent Holdings Ltd.	1,164,725
	Consumer Discretionary — 2.1%
178,846	Geely Automobile Holdings Ltd.	363,618
66,148	Great Wall Motor Co. Ltd. Class H*	101,793
20,801	Meituan - Class B, 144a*	332,023
80,870	Tongcheng Travel Holdings Ltd.	201,713
4,227	Trip.com Group Ltd.	245,544
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	China — (Continued)
	Financials — 1.3%
73,857	BOC Hong Kong Holdings Ltd.	$ 320,833
123,060	China Taiping Insurance Holdings Co. Ltd.	239,851
34,020	Ping An Insurance Group Co. of China Ltd. Class H	216,039
	Health Care — 0.8%
44,371	Innovent Biologics, Inc., 144a*	443,148
	Industrials — 1.8%
192,454	COSCO SHIPPING Holdings Co. Ltd. Class H	334,406
101,087	Sinotruk Hong Kong Ltd.	294,892
107,988	Yangzijiang Shipbuilding Holdings Ltd.	188,544
14,800	ZTO Express Cayman, Inc.	261,123
	Information Technology — 1.4%
71,927	AAC Technologies Holdings, Inc.	372,923
397,407	Lenovo Group Ltd.	476,892
	Total China	6,076,834
	Switzerland — 6.8%
	Financials — 3.6%
6,600	Swiss Re AG	1,140,828
1,394	Zurich Insurance Group AG	974,368
	Health Care — 2.1%
10,406	Novartis AG	1,261,258
	Industrials — 1.1%
1,731	Schindler Holding AG	643,575
	Total Switzerland	4,020,029
	Italy — 6.6%
	Financials — 6.2%
79,586	Banco BPM SpA	929,236
15,472	FinecoBank Banca Fineco SpA	343,274
238,547	Intesa Sanpaolo SpA	1,374,498
14,927	UniCredit SpA	1,000,666
	Health Care — 0.4%
4,275	Recordati Industria Chimica e Farmaceutica SpA	268,909
	Total Italy	3,916,583
	Germany — 6.3%
	Communication Services — 1.8%
28,826	Deutsche Telekom AG	1,051,608
	Financials — 2.0%
20,657	Commerzbank AG	651,637
973	Hannover Rueck SE	306,251
1,638	Talanx AG	212,051
	Industrials — 1.7%
486	Rheinmetall AG	1,028,756
	Information Technology — 0.3%
636	SAP SE	193,400
	Real Estate — 0.5%
3,330	LEG Immobilien SE	295,567
	Total Germany	3,739,270
	South Korea — 5.0%
	Communication Services — 0.6%
1,244	Krafton, Inc.*	334,597
	Consumer Discretionary — 0.8%
6,556	Kia Corp.	470,714
	Financials — 0.9%
36,100	NH Investment & Securities Co. Ltd.	534,706

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	South Korea — (Continued)
	Industrials — 2.0%
1,016	HD Hyundai Heavy Industries Co. Ltd.	$ 322,582
2,300	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	623,740
1,667	Hyundai Rotem Co. Ltd.	242,713
	Information Technology — 0.7%
1,875	SK Hynix, Inc.	405,676
	Total South Korea	2,934,728
	Taiwan — 4.9%
	Financials — 0.3%
100,513	CTBC Financial Holding Co. Ltd.	150,364
	Information Technology — 4.6%
11,000	Accton Technology Corp.	274,887
360,609	Compal Electronics, Inc.	357,992
2,916	Largan Precision Co. Ltd.	237,576
9,720	MediaTek, Inc.	415,925
39,852	Taiwan Semiconductor Manufacturing Co. Ltd.	1,446,088
	Total Taiwan	2,882,832
	India — 4.6%
	Consumer Discretionary — 0.8%
5,124	Bajaj Auto Ltd.	500,450
	Financials — 1.6%
221,249	Canara Bank	294,620
19,141	ICICI Bank Ltd.	322,692
174,851	Union Bank of India Ltd.	313,166
	Industrials — 0.9%
7,675	InterGlobe Aviation Ltd., 144a*	534,861
	Information Technology — 1.3%
23,169	HCL Technologies Ltd.	467,000
4,056	Persistent Systems Ltd.	285,732
	Total India	2,718,521
	Norway — 4.4%
	Communication Services — 0.8%
29,168	Telenor ASA	453,462
	Financials — 2.0%
43,281	DNB Bank ASA	1,196,310
	Industrials — 1.6%
24,835	Kongsberg Gruppen ASA	963,030
	Total Norway	2,612,802
	United Kingdom — 4.3%
	Communication Services — 0.5%
274,078	Vodafone Group PLC	292,618
	Consumer Staples — 0.8%
11,875	Imperial Brands PLC	468,956
	Financials — 1.0%
24,113	HSBC Holdings PLC	291,864
41,674	NatWest Group PLC	292,539
	Health Care — 0.4%
1,803	AstraZeneca PLC	250,458
	Industrials — 1.6%
72,283	Rolls-Royce Holdings PLC	960,042
	Total United Kingdom	2,556,477
	Brazil — 4.0%
	Communication Services — 1.7%
250,001	TIM SA	1,007,256
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	Brazil — (Continued)
	Financials — 0.4%
33,048	BB Seguridade Participacoes SA	$ 218,187
	Materials — 0.6%
4,118	Wheaton Precious Metals Corp.	370,325
	Utilities — 1.3%
35,009	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	770,725
	Total Brazil	2,366,493
	Singapore — 3.6%
	Communication Services — 1.8%
6,603	Sea Ltd. ADR*	1,056,084
	Financials — 1.8%
56,522	Oversea-Chinese Banking Corp. Ltd.	725,029
31,881	Singapore Exchange Ltd.	373,094
	Total Singapore	2,154,207
	Sweden — 2.4%
	Industrials — 1.1%
5,577	Alfa Laval AB	234,495
18,386	Skanska AB - Class B	427,929
	Information Technology — 1.3%
85,359	Telefonaktiebolaget LM Ericsson - Class B	730,264
	Total Sweden	1,392,688
	France — 2.1%
	Communication Services — 0.5%
2,425	Publicis Groupe SA†	273,314
	Consumer Discretionary — 0.3%
61	Hermes International SCA	165,195
	Industrials — 1.3%
11,300	Bouygues SA	511,137
2,364	Cie de Saint-Gobain SA	277,466
	Total France	1,227,112
	Australia — 1.9%
	Industrials — 0.8%
69,254	Qantas Airways Ltd.	489,524
	Materials — 1.1%
52,949	Northern Star Resources Ltd.	646,438
	Total Australia	1,135,962
	Spain — 1.6%
	Financials — 1.1%
78,172	Banco Santander SA	647,067
	Industrials — 0.5%
12,210	Aena SME SA, 144a	325,915
	Total Spain	972,982
	Denmark — 1.6%
	Health Care — 1.6%
2,909	Genmab A/S*	603,961
4,708	Novo Nordisk A/S - Class B	326,763
	Total Denmark	930,724
	Finland — 1.5%
	Health Care — 0.6%
4,998	Orion Oyj - Class B	375,911

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	Finland — (Continued)
	Industrials — 0.9%
21,155	Wartsila Oyj Abp	$ 499,389
	Total Finland	875,300
	Hong Kong — 1.5%
	Financials — 1.5%
96,810	AIA Group Ltd.	868,212
	Mexico — 1.3%
	Materials — 1.3%
7,363	Southern Copper Corp.	744,915
	Peru — 0.8%
	Financials — 0.8%
2,096	Credicorp Ltd.	468,498
	Portugal — 0.5%
	Energy — 0.5%
16,099	Galp Energia SGPS SA	295,267
	Israel — 0.3%
	Information Technology — 0.3%
1,192	Wix.com Ltd.*	188,884
	Total Common Stocks	$57,887,403
	Short-Term Investment Fund — 2.4%
1,413,446	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω**	1,413,446
	Total Investment Securities — 100.3% (Cost $47,901,015)	$59,300,849
	Liabilities in Excess of Other Assets — (0.3)%	(178,965)
	Net Assets — 100.0%	$59,121,884
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2025 was $267,791.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $1,635,947 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$6,709,374	$—	$—	$6,709,374
Canada	6,098,709	—	—	6,098,709
China	6,076,834	—	—	6,076,834
Switzerland	4,020,029	—	—	4,020,029
Italy	3,916,583	—	—	3,916,583
Germany	3,739,270	—	—	3,739,270
South Korea	2,934,728	—	—	2,934,728
Taiwan	2,882,832	—	—	2,882,832
India	2,718,521	—	—	2,718,521
Norway	2,612,802	—	—	2,612,802
United Kingdom	2,556,477	—	—	2,556,477
Brazil	2,366,493	—	—	2,366,493
Singapore	2,154,207	—	—	2,154,207
Sweden	1,392,688	—	—	1,392,688
France	1,227,112	—	—	1,227,112
Australia	1,135,962	—	—	1,135,962
Spain	972,982	—	—	972,982
Denmark	930,724	—	—	930,724
Finland	875,300	—	—	875,300
Hong Kong	868,212	—	—	868,212
Mexico	744,915	—	—	744,915
Peru	468,498	—	—	468,498
Portugal	295,267	—	—	295,267
Israel	188,884	—	—	188,884
Short-Term Investment Fund	1,413,446	—	—	1,413,446
Total	$59,300,849	$—	$—	$59,300,849
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	United Kingdom — 25.6%
	Consumer Discretionary — 7.7%
45,960	Compass Group PLC	$ 1,556,352
8,784	InterContinental Hotels Group PLC	1,001,240
	Consumer Staples — 4.4%
24,618	Diageo PLC	617,714
14,001	Unilever PLC	850,415
	Financials — 3.5%
8,001	London Stock Exchange Group PLC	1,167,993
	Industrials — 10.0%
72,347	BAE Systems PLC	1,873,423
26,666	RELX PLC	1,441,059
	Total United Kingdom	8,508,196
	United States — 15.8%
	Consumer Staples — 4.0%
7,301	Philip Morris International, Inc.	1,329,731
	Financials — 4.4%
33,132	Burford Capital Ltd.	472,462
3,195	Willis Towers Watson PLC	979,268
	Health Care — 1.1%
2,576	ICON PLC*	374,679
	Materials — 6.3%
3,612	Air Products & Chemicals, Inc.	1,018,801
11,707	CRH PLC	1,074,702
	Total United States	5,249,643
	Switzerland — 10.8%
	Consumer Discretionary — 2.2%
3,888	Cie Financiere Richemont SA	732,323
	Consumer Staples — 3.0%
10,189	Nestle SA	1,012,286
	Health Care — 5.6%
8,768	Alcon AG	775,743
3,320	Roche Holding AG	1,081,213
	Total Switzerland	3,601,565
	Germany — 9.2%
	Financials — 3.5%
2,837	Allianz SE	1,149,932
	Information Technology — 5.7%
6,246	SAP SE	1,899,338
	Total Germany	3,049,270
	Japan — 8.7%
	Communication Services — 6.2%
21,300	Nintendo Co. Ltd.	2,053,012
	Consumer Staples — 2.5%
51,600	Seven & i Holdings Co. Ltd.	832,379
	Total Japan	2,885,391
	Netherlands — 6.4%
	Communication Services — 3.4%
34,948	Universal Music Group NV	1,131,273
	Information Technology — 3.0%
1,254	ASML Holding NV	1,000,919
	Total Netherlands	2,132,192
Shares		Market Value
	Common Stocks — 96.6% (Continued)
	France — 6.4%
	Industrials — 4.3%
4,364	Safran SA	$ 1,418,288
	Materials — 2.1%
3,379	Air Liquide SA	697,111
	Total France	2,115,399
	Canada — 3.0%
	Industrials — 3.0%
9,464	Canadian National Railway Co.	986,119
	Taiwan — 2.9%
	Information Technology — 2.9%
4,271	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	967,339
	Finland — 2.4%
	Industrials — 2.4%
12,106	Kone Oyj - Class B	796,866
	Sweden — 2.0%
	Industrials — 2.0%
21,323	Assa Abloy AB - Class B	665,322
	Denmark — 1.9%
	Health Care — 1.9%
6,787	Coloplast A/S - Class B	644,651
	China — 1.5%
	Information Technology — 1.5%
2,339	NXP Semiconductors NV	511,048
	Total Common Stocks	$32,113,001
	Short-Term Investment Fund — 3.3%
1,112,195	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,112,195
	Total Investment Securities — 99.9% (Cost $30,873,499)	$33,225,196
	Other Assets in Excess of Liabilities — 0.1%	32,260
	Net Assets — 100.0%	$33,257,456
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company

Touchstone International Equity ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$8,508,195	$—	$—	$8,508,195
United States	5,249,644	—	—	5,249,644
Switzerland	3,601,566	—	—	3,601,566
Germany	3,049,270	—	—	3,049,270
Japan	2,885,391	—	—	2,885,391
Netherlands	2,132,191	—	—	2,132,191
France	2,115,398	—	—	2,115,398
Canada	986,119	—	—	986,119
Taiwan	967,339	—	—	967,339
Finland	796,866	—	—	796,866
Sweden	665,323	—	—	665,323
Denmark	644,651	—	—	644,651
China	511,048	—	—	511,048
Short-Term Investment Fund	1,112,195	—	—	1,112,195
Total	$33,225,196	$—	$—	$33,225,196
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets ex-China Growth ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	India — 28.3%
	Consumer Discretionary — 3.8%
41,839	Eternal Ltd.*	$ 128,869
4,538	Titan Co. Ltd.	195,267
	Consumer Staples — 2.6%
3,158	Britannia Industries Ltd.	215,455
	Energy — 3.9%
18,719	Reliance Industries Ltd.	327,539
	Financials — 12.4%
41,250	Coforge Ltd.	450,450
17,521	HDFC Bank Ltd.	408,912
19,883	HDFC Life Insurance Co. Ltd., 144a	188,791
	Health Care — 2.7%
2,665	Apollo Hospitals Enterprise Ltd.	225,046
	Information Technology — 1.2%
2,423	Tata Consultancy Services Ltd.	97,813
	Real Estate — 1.7%
7,680	Phoenix Mills Ltd. (The)	139,854
	Total India	2,377,996
	Taiwan — 19.1%
	Information Technology — 19.1%
1,200	ASPEED Technology, Inc.	194,920
3,000	MediaTek, Inc.	128,372
5,688	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,288,275
	Total Taiwan	1,611,567
	Brazil — 14.4%
	Consumer Discretionary — 6.2%
201	MercadoLibre, Inc.*	525,340
	Consumer Staples — 1.2%
34,600	Raia Drogasil SA	96,481
	Financials — 4.2%
25,524	NU Holdings Ltd. - Class A*	350,189
	Industrials — 2.8%
14,900	Localiza Rent a Car SA	111,864
15,750	WEG SA	123,899
	Total Brazil	1,207,773
	South Korea — 6.7%
	Consumer Discretionary — 3.3%
9,422	Coupang, Inc.*	282,283
	Consumer Staples — 1.1%
460	Cosmax, Inc.	95,265
	Information Technology — 2.3%
882	SK Hynix, Inc.	190,830
	Total South Korea	568,378
	Singapore — 6.7%
	Communication Services — 5.5%
2,907	Sea Ltd. ADR*	464,946
	Industrials — 1.2%
20,266	Grab Holdings Ltd. - Class A*	101,938
	Total Singapore	566,884
	Indonesia — 4.4%
	Consumer Staples — 1.3%
768,200	Sumber Alfaria Trijaya Tbk PT	113,089
Shares		Market Value
	Common Stocks — 96.8% (Continued)
	Indonesia — (Continued)
	Financials — 3.1%
340,100	Bank Central Asia Tbk PT	$ 181,729
331,600	Bank Rakyat Indonesia Persero Tbk PT	76,389
	Total Indonesia	371,207
	Poland — 3.3%
	Consumer Staples — 3.3%
1,895	Dino Polska SA, 144a*	276,546
	United States — 2.3%
	Information Technology — 2.3%
551	EPAM Systems, Inc.*	97,428
1,059	Globant SA*	96,199
	Total United States	193,627
	Netherlands — 2.3%
	Information Technology — 2.3%
240	ASML Holding NV	192,334
	Mexico — 2.3%
	Consumer Staples — 2.3%
57,700	Wal-Mart de Mexico SAB de CV	190,893
	Kazakhstan — 2.2%
	Financials — 2.2%
2,209	Kaspi.KZ JSC ADR	187,522
	Saudi Arabia — 2.0%
	Financials — 2.0%
6,594	Al Rajhi Bank	166,323
	Philippines — 1.7%
	Industrials — 1.7%
19,800	International Container Terminal Services, Inc.	144,467
	South Africa — 1.1%
	Financials — 1.1%
448	Capitec Bank Holdings Ltd.	89,858
	Total Common Stocks	$8,145,375
	Short-Term Investment Fund — 4.2%
352,061	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	352,061
	Total Investment Securities — 101.0% (Cost $7,547,662)	$8,497,436
	Liabilities in Excess of Other Assets — (1.0)%	(84,384)
	Net Assets — 100.0%	$8,413,052
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $465,337 or 5.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets ex-China Growth ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$2,377,996	$—	$—	$2,377,996
Taiwan	1,611,567	—	—	1,611,567
Brazil	1,207,773	—	—	1,207,773
South Korea	568,378	—	—	568,378
Singapore	566,884	—	—	566,884
Indonesia	371,207	—	—	371,207
Poland	276,546	—	—	276,546
United States	193,627	—	—	193,627
Netherlands	192,334	—	—	192,334
Mexico	190,893	—	—	190,893
Kazakhstan	187,522	—	—	187,522
Saudi Arabia	166,323	—	—	166,323
Philippines	144,467	—	—	144,467
South Africa	89,858	—	—	89,858
Short-Term Investment Fund	352,061	—	—	352,061
Total	$8,497,436	$—	$—	$8,497,436
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Information Technology — 46.0%
3,832	AppLovin Corp. - Class A*	$ 1,341,507
6,058	Atlassian Corp. - Class A*	1,230,319
10,283	Broadcom, Inc.	2,834,509
8,825	Cloudflare, Inc. - Class A*	1,728,200
12,043	Datadog, Inc. - Class A*	1,617,736
12,268	Microsoft Corp.	6,102,226
61,556	NVIDIA Corp.	9,725,232
51,579	Samsara, Inc. - Class A*	2,051,813
3,249	ServiceNow, Inc.*	3,340,232
15,684	Shopify, Inc. (Canada) - Class A*	1,809,149
		31,780,923
	Communication Services — 15.4%
6,208	Meta Platforms, Inc. - Class A	4,582,063
1,801	Netflix, Inc.*	2,411,773
16,450	ROBLOX Corp. - Class A*	1,730,540
2,454	Spotify Technology SA*	1,883,052
		10,607,428
	Financials — 15.0%
4,824	Arthur J Gallagher & Co.	1,544,259
27,130	Block, Inc.*	1,842,941
13,676	Intercontinental Exchange, Inc.	2,509,135
173,247	NU Holdings Ltd. (Brazil) - Class A*	2,376,949
5,797	Visa, Inc. - Class A	2,058,225
		10,331,509
	Consumer Discretionary — 13.7%
26,573	Amazon.com, Inc.*	5,829,850
4,132	Carvana Co.*	1,392,319
9,043	DoorDash, Inc. - Class A*	2,229,190
		9,451,359
	Health Care — 4.5%
26,863	DexCom, Inc.*	2,344,871
20,665	Ultragenyx Pharmaceutical, Inc.*	751,380
		3,096,251
Shares		Market Value
	Common Stocks — 97.3% (Continued)
	Industrials — 1.7%
1,441	Axon Enterprise, Inc.*	$ 1,193,062
	Energy — 1.0%
43,747	Venture Global, Inc. - Class A†	681,578
	Total Common Stocks	$67,142,110
	Short-Term Investment Fund — 3.8%
2,633,490	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω**	2,633,490
	Total Investment Securities—101.1% (Cost $60,993,111)	$69,775,600
	Liabilities in Excess of Other Assets — (1.1%)	(746,198)
	Net Assets — 100.0%	$69,029,402
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2025 was $667,946.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,142,110	$—	$—	$67,142,110
Short-Term Investment Fund	2,633,490	—	—	2,633,490
Total	$69,775,600	$—	$—	$69,775,600
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Securitized Income ETF – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 48.1%
$ 204,252	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 186,744
1,410,000	37 Capital CLO 1 Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 2.050%), 6.306%, 10/15/34(A)	1,410,255
586,556	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	548,475
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.056%, 4/15/31(A)	1,099,965
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.149%, 4/19/34(A)	1,501,488
2,200,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class CR, 144a, (TSFR3M + 1.650%), 5.906%, 1/15/35(A)	2,197,349
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	294,989
662,400	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	612,727
859,815	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	749,659
2,977,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,081,302
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.656%, 10/15/34(A)	1,835,467
492,500	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	519,696
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.911%, 4/16/34(A)	2,240,982
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.511%, 4/16/34(A)	1,300,931
1,500,000	Goldentree Loan Management US CLO 5 Ltd. (Cayman Islands), Ser 2019-5A, Class DRR, 144a, (TSFR3M + 2.800%), 7.069%, 10/20/32(A)	1,501,110
2,257,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.910%, 5/5/36(A)	2,258,844
2,530,000	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	2,513,428
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 7.719%, 7/18/35(A)	301,186
159,187	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	140,976
534,048	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	481,222
935,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	832,519
325,875	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	322,948
830,350	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	752,086
1,290,118	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,277,862
420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	418,085
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, (TSFR3M + 2.162%), 6.431%, 4/20/32(A)	390,295
1,608,844	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,558,315
Principal Amount		Market Value
	Asset-Backed Securities — 48.1% (Continued)
$ 540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	$ 521,090
663,705	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	615,382
1,934,400	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,808,766
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.069%, 4/20/33(A)	1,801,528
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.069%, 10/20/30(A)	1,002,018
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	756,925
2,100,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	2,123,371
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.468%, 10/15/34(A)	300,000
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 0.010%, 7/15/33(A)	1,000,000
2,947,725	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,995,167
1,500,000	Rad CLO 4 Ltd. (Cayman Islands), Ser 2019-4A, Class B1R, 144a, (TSFR3M + 1.750%), 6.032%, 4/25/32(A)	1,500,958
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	112,231
1,072,124	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	995,848
568,944	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	494,202
740,212	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	621,639
340,200	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	334,567
266,803	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.637%, 8/25/33(A)(B)	259,021
2,300,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 1.900%), 6.156%, 4/15/34(A)	2,297,187
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	539,821
845,750	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	834,561
983,109	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	969,727
1,665,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,659,390
1,116,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,031,712
	Total Asset-Backed Securities	$54,904,016
	Non-Agency Collateralized Mortgage Obligations — 21.7%
1,017,338	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	1,008,720
2,263,142	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	1,992,075
1,852,728	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,497,505
1,318,423	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,313,334

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.7% (Continued)
$ 1,164,897	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.837%, 3/25/44(A)(B)	$ 1,124,392
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.780%, 1/25/59(A)(B)	328,655
1,396,338	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.411%, 10/25/50(A)(B)	1,219,341
1,499,664	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,321,714
1,016,991	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(A)(B)	960,965
2,681,679	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.794%, 5/25/50(A)(B)	2,395,976
1,307,374	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.818%, 6/25/50(A)(B)	1,154,242
1,134,432	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(B)	999,766
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.963%, 4/25/57(A)(B)	257,080
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.953%, 11/25/58(A)(B)	1,091,306
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.154%, 7/25/59(A)(B)	264,568
293,864	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	245,821
1,244,821	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(B)	1,051,710
1,366,556	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.780%, 11/25/49(A)(B)	1,248,031
1,889,341	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,531,821
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.750%, 11/25/60(A)(B)	792,975
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.882%, 7/25/57(A)(B)	1,076,288
2,290,588	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.962%, 12/25/51(A)(B)	1,910,532
	Total Non-Agency Collateralized Mortgage Obligations	$24,786,817
	Commercial Mortgage-Backed Securities — 21.6%
5,126,271	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.382%, 3/15/62(A)(B)(C)	195,643
21,687,163	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(C)	717,518
1,000,000	BFLD Mortgage Trust, Ser 2021-FPM, Class B, 144a, (TSFR1M + 2.614%), 6.926%, 6/15/38(A)	1,002,801
977,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 7.926%, 6/15/38(A)	978,102
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	718,184
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	1,484,063
1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 6.072%, 10/15/36(A)	1,158,318
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 5.076%, 8/15/36(A)	2,168,738
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	286,593
1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,131,501
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	276,319
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 21.6% (Continued)
$ 219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	$ 134,536
47,135,939	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.824%, 6/10/51(A)(B)(C)	818,143
275,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.778%, 11/15/48(A)(B)	269,436
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,432,484
2,300,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	2,166,298
700,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(B)	519,308
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	57,629
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.673%, 9/10/35(A)(B)	486,033
578,966	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 6.126%, 7/15/38(A)	579,328
42,153,926	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.554%, 3/10/51(A)(B)(C)	393,739
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.852%, 5/10/49(A)(B)	1,848,879
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	42,978
14,407,978	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.141%, 5/10/50(A)(B)(C)	227,702
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.576%, 10/15/36(A)	397,000
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	963,420
292,143	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	289,771
1,150,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.653%, 12/15/39(A)	1,146,406
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.693%, 3/10/49(A)(B)	686,320
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.693%, 3/10/49(A)(B)	261,747
650,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(B)	641,544
5,587,388	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.565%, 8/15/49(A)(B)(C)	55,858
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 6.309%, 6/15/35(A)	51,285
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.670%, 12/15/36(A)	10,373
5,154,728	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 1.022%, 8/15/51(A)(B)(C)	114,949
11,313,352	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.176%, 8/15/53(A)(B)(C)	887,337
	Total Commercial Mortgage-Backed Securities	$24,600,283
	Agency Collateralized Mortgage Obligations — 0.6%
4,787,270	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.380%, 7/25/26(A)(B)(C)	46,929
8,682,100	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.800%, 5/25/41(A)(B)(C)	216,231

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.6% (Continued)
$ 7,632,762	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.709%, 6/25/41(A)(B)(C)	$ 140,894
6,948,691	GNMA, Ser 2016-70, Class IO, 0.760%, 4/16/58(A)(B)(C)	276,725
	Total Agency Collateralized Mortgage Obligations	$680,779
	Corporate Bonds — 0.3%
	Financials — 0.3%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.518%, 1/15/27(A)	295,540
Shares
	Short-Term Investment Fund — 7.9%
9,032,699	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	9,032,699
	Total Investment Securities—100.2% (Cost $112,424,495)	$114,300,134
	Liabilities in Excess of Other Assets — (0.2%)	(261,168)
	Net Assets — 100.0%	$114,038,966
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $94,001,193 or 82.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$54,904,016	$—	$54,904,016
Non-Agency Collateralized Mortgage Obligations	—	24,786,817	—	24,786,817
Commercial Mortgage-Backed Securities	—	24,600,283	—	24,600,283
Agency Collateralized Mortgage Obligations	—	680,779	—	680,779
Corporate Bonds	—	295,540	—	295,540
Short-Term Investment Fund	9,032,699	—	—	9,032,699
Total	$9,032,699	$105,267,435	$—	$114,300,134
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income ETF – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 47.8%
	Financials — 10.2%
$ 633,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)	$ 633,265
1,143,000	American Express Co., 5.043%, 7/26/28	1,158,599
1,415,000	Ares Capital Corp., 5.875%, 3/1/29	1,441,122
1,393,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,303,338
1,513,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,338,788
469,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	432,734
556,000	Citigroup, Inc., Ser W, 4.000%(B)	552,204
960,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	993,517
455,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	481,647
91,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	92,323
533,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	571,693
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.388%, 2/1/27(A)	651,725
602,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	625,285
1,080,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,089,529
1,639,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,562,969
556,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	553,981
1,145,000	Morgan Stanley, 2.484%, 9/16/36	972,645
657,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	671,095
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	1,282,826
1,487,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26†	1,450,940
1,407,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)†	1,235,126
1,443,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)†	1,424,974
		20,520,325
	Energy — 8.3%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	313,785
1,022,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	981,413
1,017,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	911,699
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	317,055
990,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	987,229
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.555%, 11/1/66(A)	569,523
1,242,000	HF Sinclair Corp., 5.000%, 2/1/28	1,242,324
843,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	813,095
392,250	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	309,642
1,460,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,447,282
1,086,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,239,492
520,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	545,350
742,000	Ovintiv, Inc., 7.200%, 11/1/31	801,514
817,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	785,466
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	646,286
565,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.698%(A)(B)	566,194
575,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	583,625
385,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	380,248
1,620,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,380,461
786,000	SM Energy Co., 144a, 7.000%, 8/1/32	774,482
635,000	Valaris Ltd., 144a, 8.375%, 4/30/30	651,513
434,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	438,514
		16,686,192
	Consumer Discretionary — 6.5%
282,000	Beazer Homes USA, Inc., 7.250%, 10/15/29†	284,580
Principal Amount		Market Value
	Corporate Bonds — 47.8% (Continued)
	Consumer Discretionary — 6.5% (Continued)
$ 850,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	$ 803,149
740,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	706,544
1,379,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,382,029
1,268,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	1,265,043
1,821,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,600,180
598,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	577,146
1,153,000	Mattel, Inc., 5.450%, 11/1/41	1,025,407
992,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	955,821
851,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	684,911
622,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	617,336
1,318,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,278,975
1,424,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,382,231
612,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	601,650
		13,165,002
	Industrials — 5.9%
1,172,000	Amcor Flexibles North America, Inc., 144a, 5.100%, 3/17/30	1,191,572
812,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	781,667
1,254,000	Canadian Pacific Railway Co. (Canada), 2.450%, 12/2/31	1,100,485
1,195,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,205,121
330,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	330,211
614,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	646,197
1,020,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	1,035,013
645,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	660,966
368,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	379,721
523,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	510,158
391,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	414,518
1,144,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	1,029,147
1,238,000	Timken Co. (The), 4.500%, 12/15/28	1,240,331
662,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	661,360
672,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	688,725
		11,875,192
	Consumer Staples — 3.3%
670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	699,313
746,000	Bacardi Ltd. / Bacardi-Martini BV (Bermuda), 144a, 5.400%, 6/15/33	742,352
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	171,919
579,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	604,444
1,179,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,195,159
810,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	786,801
1,179,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,218,204
602,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	568,447
695,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	727,659
		6,714,298
	Information Technology — 3.3%
664,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	539,950
885,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	880,575

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 47.8% (Continued)
	Information Technology — 3.3% (Continued)
$ 832,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	$ 803,092
1,106,000	Marvell Technology, Inc., 5.750%, 2/15/29	1,150,350
1,075,000	Micron Technology, Inc., 2.703%, 4/15/32	935,202
469,000	Micron Technology, Inc., 6.750%, 11/1/29	506,809
1,023,000	Paychex, Inc., 5.600%, 4/15/35	1,057,680
762,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	758,003
		6,631,661
	Utilities — 3.1%
512,000	Calpine Corp., 144a, 5.000%, 2/1/31	506,488
1,356,000	CMS Energy Corp., 4.750%, 6/1/50	1,317,775
1,091,000	Edison International, 4.125%, 3/15/28	1,053,042
585,000	Edison International, 7.875%, 6/15/54	554,788
891,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	820,765
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	472,849
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,120,293
424,539	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	427,285
		6,273,285
	Real Estate — 2.4%
930,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	908,966
763,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	725,736
451,000	Store Capital LLC REIT, 2.700%, 12/1/31	382,435
760,000	Store Capital LLC REIT, 2.750%, 11/18/30	669,568
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	416,844
1,164,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,143,376
670,000	XHR LP REIT, 144a, 6.625%, 5/15/30	682,629
		4,929,554
	Health Care — 1.7%
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	598,533
1,360,000	HCA, Inc., 5.450%, 4/1/31	1,399,779
108,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	108,029
812,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	801,717
567,000	Tenet Healthcare Corp., 6.125%, 10/1/28	567,705
		3,475,763
	Materials — 1.7%
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	270,157
741,000	LYB International Finance III LLC, 6.150%, 5/15/35†	769,165
614,000	Novelis Corp., 144a, 6.875%, 1/30/30	635,810
1,177,000	Rio Tinto Finance USA PLC (Australia), (SOFR + 0.840%), 5.239%, 3/14/28(A)	1,183,714
539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	534,600
		3,393,446
	Communication Services — 1.4%
1,093,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,020,907
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	199,805
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	225,818
605,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	578,626
911,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	870,925
		2,896,081
	Total Corporate Bonds	$96,560,799
Principal Amount		Market Value
	U.S. Treasury Obligations — 26.7%
$ 3,750,000	U.S. Treasury Bond, 4.250%, 8/15/54	$ 3,429,785
130,000	U.S. Treasury Bond, 4.500%, 11/15/54	124,089
6,995,000	U.S. Treasury Bond, 4.625%, 2/15/55	6,820,125
6,135,000	U.S. Treasury Bond, 4.750%, 11/15/43	6,135,479
6,515,000	U.S. Treasury Bond, 4.750%, 2/15/45	6,487,515
16,075,000	U.S. Treasury Note, 4.000%, 5/31/30	16,228,215
9,245,000	U.S. Treasury Note, 4.250%, 11/15/34	9,276,780
5,275,000	U.S. Treasury Note, 4.625%, 2/15/35	5,443,965
	Total U.S. Treasury Obligations	$53,945,953
	Asset-Backed Securities — 11.0%
1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.056%, 4/15/31(A)	999,968
750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.149%, 4/19/34(A)	750,744
1,045,567	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,020,478
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.906%, 10/15/30(A)	700,225
1,400,000	Elmwood CLO 15 Ltd., Ser 2022-2A, Class CR, 144a, (TSFR3M + 1.850%), 6.108%, 4/22/35(A)	1,400,000
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.656%, 10/15/34(A)	1,260,454
689,500	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	727,574
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.911%, 4/16/34(A)	697,194
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.511%, 4/16/34(A)	700,501
1,282,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.910%, 5/5/36(A)	1,283,047
690,000	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	685,480
1,432,500	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,362,097
1,392,175	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,378,949
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	964,983
1,152,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,077,181
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.069%, 4/20/33(A)	850,722
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.069%, 10/20/30(A)	1,002,018
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	615,632
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	515,676
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 0.010%, 7/15/33(A)	1,000,000
1,121,525	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,139,575

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 11.0% (Continued)
$ 1,119,375	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	$ 1,104,567
962,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	889,407
	Total Asset-Backed Securities	$22,126,472
	Commercial Mortgage-Backed Securities — 6.2%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.213%, 9/15/55(A)(C)(D)	359,846
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	456,424
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,035,095
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	795,675
11,008,560	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(C)(D)	364,217
400,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 7.926%, 6/15/38(A)	400,451
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(A)(D)	1,149,961
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(D)	1,746,097
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	597,850
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	244,505
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	767,899
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	572,993
750,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.852%, 5/10/49(A)(D)	724,483
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	414,271
1,300,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.653%, 12/15/39(A)	1,295,938
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(D)	493,495
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	271,544
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	317,914
473,790	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.087%, 5/15/45(A)(D)	434,740
	Total Commercial Mortgage-Backed Securities	$12,443,398
	Non-Agency Collateralized Mortgage Obligations — 4.4%
804,407	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	797,593
1,131,571	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(D)	996,038
786,987	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(D)	636,098
595,999	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(D)	593,699
562,374	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	495,643
508,496	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(A)(D)	480,483
653,687	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.818%, 6/25/50(A)(D)	577,121
635,282	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(D)	559,869
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.4% (Continued)
$ 814,892	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(D)	$ 688,711
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.953%, 11/25/58(A)(D)	901,905
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.154%, 7/25/59(A)(D)	531,871
386,167	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(D)	326,260
510,181	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.780%, 11/25/49(A)(D)	465,931
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.882%, 7/25/57(A)(D)	774,927
	Total Non-Agency Collateralized Mortgage Obligations	$8,826,149
Shares
	Common Stocks — 1.5%
	Financials — 0.4%
8,967	Bank of America Corp.	424,318
681	Goldman Sachs Group, Inc. (The)	481,978
		906,296
	Information Technology — 0.4%
1,522	International Business Machines Corp.	448,655
1,783	Texas Instruments, Inc.	370,187
		818,842
	Industrials — 0.3%
2,813	RTX Corp.	410,754
3,520	Stanley Black & Decker, Inc.	238,480
		649,234
	Energy — 0.2%
3,166	Exxon Mobil Corp.	341,295
	Health Care — 0.2%
2,126	Johnson & Johnson	324,746
	Total Common Stocks	$3,040,413
Principal Amount
	Sovereign Government Obligations — 0.8%
$ 387,200	Argentine Republic Government International Bond, 0.750%, 7/9/30(A)(D)	308,792
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28†	347,550
13,920	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	13,488
469,901	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	393,176
140,360	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	131,619
453,330	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	424,997
	Total Sovereign Government Obligations	$1,619,622

Touchstone Strategic Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 2.6%
5,306,388	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω**	$ 5,306,388
	Total Investment Securities—101.0% (Cost $199,856,233)	$203,869,194
	Liabilities in Excess of Other Assets — (1.0%)	(2,096,670)
	Net Assets — 100.0%	$201,772,524
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2025 was $2,687,268.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $88,167,112 or 43.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$96,560,799	$—	$96,560,799
U.S. Treasury Obligations	—	53,945,953	—	53,945,953
Asset-Backed Securities	—	22,126,472	—	22,126,472
Commercial Mortgage-Backed Securities	—	12,443,398	—	12,443,398
Non-Agency Collateralized Mortgage Obligations	—	8,826,149	—	8,826,149
Common Stocks	3,040,413	—	—	3,040,413
Sovereign Government Obligations	—	1,619,622	—	1,619,622
Short-Term Investment Fund	5,306,388	—	—	5,306,388
Other Financial Instruments
Futures
Interest rate contracts	169,265	—	—	169,265
Total Assets	$8,516,066	$195,522,393	$—	$204,038,459
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(81,866)	$—	$—	$(81,866)
Total Liabilities	$(81,866)	$—	$—	$(81,866)
Total	$8,434,200	$195,522,393	$—	$203,956,593

Futures Contracts
At June 30, 2025, $379,846 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Bond	9/19/2025	113	$12,912,016	$(81,866)
Long Futures:
2-Year U.S. Treasury Note	9/30/2025	274	56,998,422	169,265
				$87,399
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 50.1%
$ 381,955	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 382,984
289,923	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.169%, 7/20/31(A)	289,768
494,175	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	495,383
636,480	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	644,272
266,505	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	266,814
1,250,000	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	1,264,303
940,000	American Credit Acceptance Receivables Trust, Ser 2023-4, Class C, 144a, 6.990%, 9/12/30	951,705
1,250,000	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	1,254,070
1,983,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	2,006,344
1,200,000	American Homes 4 Rent Trust, Ser 2015-SFR2, Class C, 144a, 4.691%, 10/17/52	1,195,916
1,940,000	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	1,915,974
51,818	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	51,919
1,100,000	AMSR Trust, Ser 2020-SFR2, Class C, 144a, 2.533%, 7/17/37	1,097,546
210,425	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 5.568%, 1/15/32(A)	210,429
437,612	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.349%, 7/19/31(A)	437,613
1,388,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	1,385,231
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,503,173
749,141	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.392%, 4/22/32(A)	748,794
261,960	CarNow Auto Receivables Trust, Ser 2023-1A, Class C, 144a, 7.240%, 9/15/26	262,083
542,643	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A1R2, 144a, (TSFR3M + 0.750%), 5.033%, 4/27/31(A)	541,963
745,000	CIFC Funding Ltd. (Cayman Islands), Ser 2013-4A, Class A2R2, 144a, (TSFR3M + 0.900%), 5.183%, 4/27/31(A)	740,207
971,926	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.269%, 10/21/31(A)	970,130
1,300,000	CPS Auto Receivables Trust, Ser 2024-A, Class B, 144a, 5.650%, 5/15/28	1,303,639
829,609	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	833,432
497,374	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	498,947
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	602,431
1,390,188	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	1,378,002
212,300	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	204,368
Principal Amount		Market Value
	Asset-Backed Securities — 50.1% (Continued)
$2,272,375	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	$ 2,267,476
2,553,513	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	2,545,345
576,296	Driven Brands Funding LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	567,433
1,730,000	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 5.302%, 1/15/31(A)	1,730,000
114,011	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	107,854
1,044,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 5.208%, 7/20/38(A)	1,044,000
1,425,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	1,412,582
671,896	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	660,387
1,200,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.040%, 12/15/28	1,166,372
172,254	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	172,280
735,000	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	741,133
827,000	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.574%, 4/20/33(A)	827,026
1,750,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	1,750,000
253,235	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	254,406
343,947	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.496%, 11/22/31(A)	344,498
330,458	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	330,373
1,193,777	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,193,151
18,414	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	18,391
2,150,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	2,120,099
606,474	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	598,315
2,000,000	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	2,017,725
1,495,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	1,515,813
608,031	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	615,270
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	684,433
1,185,581	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,155,436
188,937	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	186,786
443,253	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	438,599
1,054,865	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	1,054,971
711,981	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	713,041

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 50.1% (Continued)
$ 735,870	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	$ 737,200
1,137,720	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.232%, 10/22/30(A)	1,136,019
158,312	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.389%, 10/20/29(A)	158,342
519,750	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.156%, 1/15/38(A)	519,010
1,373,856	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 6.128%, 12/15/35(A)	1,374,715
1,500,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 8.028%, 12/15/35(A)	1,501,406
863,197	MVW LLC, Ser 2021-2A, Class A, 144a, 1.430%, 5/20/39	819,736
977,500	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	996,980
1,006,171	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.118%, 2/14/31(A)	1,006,129
196,709	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	196,043
157,316	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	156,265
648,709	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	647,897
400,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	400,510
1,147,141	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	1,142,838
205,950	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 5.419%, 1/20/31(A)	205,951
2,600,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 0.000%, 7/15/33(A)	2,600,000
1,065,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class B, 144a, 5.340%, 11/15/28	1,070,140
580,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.226%, 1/15/38(A)	579,175
226,207	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.561%, 4/20/31(A)	226,263
1,500,000	Santander Drive Auto Receivables Trust, Ser 2021-4, Class E, 144a, 4.030%, 3/15/29	1,492,213
511,477	SCF Equipment Leasing LLC, Ser 2022-1A, Class A3, 144a, 2.920%, 7/20/29	509,193
440,467	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	443,455
700,000	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	701,434
622,092	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	611,010
1,757,346	Sierra Timeshare Receivables Funding LLC, Ser 2021-2A, Class A, 144a, 1.350%, 9/20/38	1,723,972
222,281	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	229,885
1,083,837	Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Class C, 144a, 5.830%, 6/20/41	1,094,728
2,953,125	Taco Bell Funding LLC, Ser 2016-1A, Class A23, 144a, 4.970%, 5/25/46	2,952,927
Principal Amount		Market Value
	Asset-Backed Securities — 50.1% (Continued)
$ 475,781	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.434%, 10/25/48(A)	$ 476,084
234,124	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 5.513%, 4/25/31(A)	234,175
214,285	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	212,647
1,910,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	1,900,580
1,785,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,778,986
1,830,000	Westlake Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.420%, 4/15/27	1,818,134
1,000,000	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	1,001,898
997,973	Westlake Automobile Receivables Trust, Ser 2022-3A, Class C, 144a, 6.440%, 12/15/27	1,003,250
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	835,144
	Total Asset-Backed Securities	$86,164,969
	Commercial Mortgage-Backed Securities — 20.9%
944,897	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	955,092
840,043	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 2.014%), 6.329%, 12/18/37(A)	822,522
1,447,321	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.779%, 12/16/36(A)	1,447,262
1,300,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGNE, 144a, 3.759%, 7/15/53	1,286,956
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.859%, 7/15/35(A)	999,477
650,000	BHMS, Ser 2018-ATLS, Class B, 144a, (TSFR1M + 1.797%), 6.109%, 7/15/35(A)	649,668
1,050,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 5.404%, 10/15/36(A)	1,049,344
857,298	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class B, 144a, (TSFR1M + 1.364%), 5.676%, 11/15/38(A)	856,237
2,520,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.624%, 2/15/39(A)	2,516,850
655,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.326%, 10/15/36(A)	654,386
1,675,000	CFCRE Commercial Mortgage Trust, Ser 2016-C3, Class A3, 3.865%, 1/10/48	1,666,264
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,082,604
1,075,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	1,072,346
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	986,971
1,750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	1,742,706
1,077,105	CSAIL Commercial Mortgage Trust, Ser 2015-C4, Class A4, 3.808%, 11/15/48	1,072,866
857,728	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.806%, 7/15/38(A)	857,996
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,795,920

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.9% (Continued)
$1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	$ 790,000
477,464	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Class A3, 3.801%, 8/15/48	476,419
1,715,675	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 5.380%, 8/15/38(A)	1,696,374
565,000	Lstar Commercial Mortgage Trust, Ser 2016-4, Class AS, 144a, 3.188%, 3/10/49	556,382
1,651,362	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 6.468%, 6/19/37(A)	1,651,878
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	995,653
1,090,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,075,015
1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	1,145,761
377,970	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.152%, 5/15/48(A)(B)	377,144
1,100,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	1,093,208
1,625,000	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	1,583,549
1,285,495	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	1,265,453
299,191	Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Class A4, 3.664%, 9/15/58	298,591
1,492,893	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	1,473,930
	Total Commercial Mortgage-Backed Securities	$35,994,824
	Corporate Bonds — 16.1%
	Financials — 5.5%
512,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	511,542
892,000	Ares Capital Corp., 3.875%, 1/15/26	887,313
1,027,000	Aviation Capital Group LLC, 144a, 4.875%, 10/1/25	1,026,463
615,000	Citibank NA, (SOFR + 0.708%), 5.069%, 8/6/26(A)	616,472
425,000	Comerica, Inc., 3.800%, 7/22/26	421,049
1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.165%, 1/28/28(A)	1,020,656
250,000	Huntington National Bank (The), 4.871%, 4/12/28	251,552
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.038%, 2/1/27(A)	403,644
1,028,000	Lloyds Banking Group PLC (United Kingdom), 4.582%, 12/10/25	1,026,977
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 5.009%, 6/4/26(A)	1,003,328
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	724,176
500,000	Synovus Financial Corp., 5.200%, 8/11/25	499,799
1,100,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.825%, 10/10/25(A)	1,100,719
		9,493,690
	Consumer Discretionary — 2.5%
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	504,606
590,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	593,628
750,000	Mattel, Inc., 144a, 3.375%, 4/1/26	739,191
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.985%, 7/31/26(A)	1,000,329
1,435,371	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	1,433,620
		4,271,374
Principal Amount		Market Value
	Corporate Bonds — 16.1% (Continued)
	Energy — 2.3%
$2,298,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	$ 2,306,708
147,000	HF Sinclair Corp., 6.375%, 4/15/27	147,926
1,575,000	ONEOK, Inc., 5.000%, 3/1/26	1,576,237
		4,030,871
	Industrials — 1.8%
550,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	535,596
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	254,124
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,008,332
318,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	317,927
1,047,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	1,018,710
		3,134,689
	Materials — 1.2%
2,000,000	Smurfit Kappa Treasury Funding DAC (Ireland), 7.500%, 11/20/25	2,021,324
	Real Estate — 1.2%
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.047%, 4/16/27(A)	1,003,600
1,000,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	983,644
		1,987,244
	Health Care — 0.8%
700,000	Elevance Health, Inc., 4.500%, 10/30/26	702,210
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.845%, 7/15/26(A)	765,000
		1,467,210
	Utilities — 0.7%
750,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	746,979
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	502,397
		1,249,376
	Communication Services — 0.1%
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	115,991
	Total Corporate Bonds	$27,771,769
	Commercial Paper — 11.5%
250,000	Eaton Capital Unlimited Co., 4.531%, 7/1/25(C)	249,968
7,300,000	Energy Transfer LP, 4.551%, 7/1/25(C)	7,299,051
2,200,000	JM Smucker Co., 4.551%, 7/1/25(C)	2,199,712
7,000,000	Montana-Dakota Utilities Co., 4.601%, 7/1/25(C)	6,999,111
3,000,000	Northwest Pipeline, 4.683%, 7/3/25(C)	2,998,809
	Total Commercial Paper	$19,746,651
	Non-Agency Collateralized Mortgage Obligations — 4.5%
792,470	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	775,090
197,336	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	196,557
395,894	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	389,124
156,785	Mill City Mortgage Loan Trust, Ser 2016-1, Class M2, 144a, 3.350%, 4/25/57(A)(B)	156,164
405,196	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	398,876
828,315	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	819,618
1,357	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	1,353

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.5% (Continued)
$1,052,594	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	$ 1,033,517
491,897	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.804%, 6/25/56(A)(B)	486,122
964,732	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 5.998%, 12/25/53(A)(B)	965,475
336,883	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.750%, 11/25/60(A)(B)	332,876
7,972	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	7,945
671,703	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	661,208
932,236	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	924,505
362,653	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	359,758
300,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	294,711
	Total Non-Agency Collateralized Mortgage Obligations	$7,802,899
Shares
	Short-Term Investment Fund — 0.7%
1,218,337	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,218,337
	Total Investment Securities—103.8% (Cost $178,286,585)	$178,699,449
	Liabilities in Excess of Other Assets — (3.8%)	(6,502,043)
	Net Assets — 100.0%	$172,197,406
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $118,001,264 or 68.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$86,164,969	$—	$86,164,969
Commercial Mortgage-Backed Securities	—	35,994,824	—	35,994,824
Corporate Bonds	—	27,771,769	—	27,771,769
Commercial Paper	—	19,746,651	—	19,746,651
Non-Agency Collateralized Mortgage Obligations	—	7,802,899	—	7,802,899
Short-Term Investment Fund	1,218,337	—	—	1,218,337
Total	$1,218,337	$177,481,112	$—	$178,699,449
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Information Technology — 30.7%
14,795	Apple, Inc.	$ 3,035,490
2,892	Applied Materials, Inc.	529,438
9,387	Microsoft Corp.	4,669,188
16,627	NVIDIA Corp.	2,626,900
7,393	Oracle Corp.	1,616,332
3,554	Salesforce, Inc.	969,140
3,953	Texas Instruments, Inc.	820,722
2,271	Workday, Inc. - Class A*	545,040
		14,812,250
	Communication Services — 15.8%
14,461	Alphabet, Inc. - Class C	2,565,237
12,939	Comcast Corp. - Class A	461,793
4,852	Meta Platforms, Inc. - Class A	3,581,213
420	Netflix, Inc.*	562,434
3,566	Walt Disney Co. (The)	442,220
		7,612,897
	Financials — 14.6%
30,926	Bank of America Corp.	1,463,418
1,829	Berkshire Hathaway, Inc. - Class B*	888,473
10,540	Charles Schwab Corp. (The)	961,670
1,852	Goldman Sachs Group, Inc. (The)	1,310,753
448	Markel Group, Inc.*	894,817
4,134	PayPal Holdings, Inc.*	307,239
3,460	Visa, Inc. - Class A	1,228,473
		7,054,843
	Health Care — 10.3%
3,884	Becton Dickinson & Co.	669,019
5,494	BioMarin Pharmaceutical, Inc.*	302,005
9,623	Bristol-Myers Squibb Co.	445,449
1,148	Cencora, Inc.	344,228
2,102	HCA Healthcare, Inc.	805,276
5,917	Johnson & Johnson	903,822
10,243	Medtronic PLC	892,882
1,901	UnitedHealth Group, Inc.	593,055
		4,955,736
	Consumer Discretionary — 8.5%
5,774	Airbnb, Inc. - Class A*	764,131
12,282	Amazon.com, Inc.*	2,694,548
5,473	Las Vegas Sands Corp.	238,130
4,470	Starbucks Corp.	409,586
		4,106,395
	Industrials — 7.1%
3,911	Boeing Co. (The)*	819,472
468	Deere & Co.	237,973
1,098	Hubbell, Inc.	448,434
3,909	RTX Corp.	570,792
7,133	SS&C Technologies Holdings, Inc.	590,613
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	Industrials — 7.1% (Continued)
4,007	Stanley Black & Decker, Inc.	$ 271,474
5,306	Uber Technologies, Inc.*	495,050
		3,433,808
	Consumer Staples — 4.0%
9,784	Monster Beverage Corp.*	612,870
7,346	Philip Morris International, Inc.	1,337,927
		1,950,797
	Energy — 2.3%
8,228	Exxon Mobil Corp.	886,979
6,723	Schlumberger NV	227,237
		1,114,216
	Materials — 1.7%
7,380	DuPont de Nemours, Inc.	506,194
4,211	International Flavors & Fragrances, Inc.	309,719
		815,913
	Real Estate — 1.2%
2,335	Jones Lang LaSalle, Inc.*	597,246
	Total Common Stocks	$46,454,101
	Short-Term Investment Fund — 3.9%
1,873,191	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,873,191
	Total Investment Securities—100.1% (Cost $41,367,124)	$48,327,292
	Liabilities in Excess of Other Assets — (0.1%)	(42,512)
	Net Assets — 100.0%	$48,284,780
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$46,454,101	$—	$—	$46,454,101
Short-Term Investment Fund	1,873,191	—	—	1,873,191
Total	$48,327,292	$—	$—	$48,327,292
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF	Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Assets
Investments, at cost	$10,776,915	$32,233,089	$47,901,015	$30,873,499	$7,547,662
Investments, at market value *	$12,626,963	$36,496,810	$59,300,849	$33,225,196	$8,497,436
Cash	—	—	—	—	—
Cash deposits held at prime broker (A)	—	—	—	—	—
Foreign currency †	1	—	19,457	8	—
Dividends and interest receivable	23,977	44,466	87,513	31,586	13,923
Receivable for capital shares sold	—	—	—	—	—
Receivable for investments sold	—	—	658	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for securities lending income	—	20	193	—	14
Receivable from Investment Adviser	7,905	3,282	—	5,590	7,826
Tax reclaim receivable	9,634	—	94,130	24,893	—
Other assets	2,062	2,900	—	4,771	4,860
Total Assets	12,670,542	36,547,478	59,502,800	33,292,044	8,524,059

Liabilities
Payable for return of collateral for securities on loan	—	—	280,012	—	—
Deferred foreign capital gains tax	—	—	—	—	78,817
Payable for investments purchased	—	—	—	—	—
Payable to Investment Adviser	—	—	8,687	—	—
Payable to other affiliates	2,471	5,006	7,517	4,612	1,626
Payable to Trustees	14,901	14,901	14,901	11,761	12,176
Payable for professional services	17,350	14,204	15,356	11,996	11,964
Payable for reports to shareholders	2,072	2,062	4,939	—	—
Payable for transfer agent services	35,197	35,197	41,877	2,766	2,851
Other accrued expenses and liabilities	2,033	1,208	7,627	3,453	3,573
Total Liabilities	74,024	72,578	380,916	34,588	111,007
Net Assets	$12,596,518	$36,474,900	$59,121,884	$33,257,456	$8,413,052
Net assets consist of:
Paid-in capital	12,002,713	32,810,630	49,256,806	30,276,557	7,378,615
Distributable earnings (deficit)	593,805	3,664,270	9,865,078	2,980,899	1,034,437
Net Assets	$12,596,518	$36,474,900	$59,121,884	$33,257,456	$8,413,052

Pricing of shares outstanding
Net assets applicable to shares outstanding	$12,596,518	$36,474,900	$59,121,884	$33,257,456	$8,413,052
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	450,000	1,100,000	1,734,855	1,250,000	300,000
Net asst value, offering price and redemption price per share	$27.99	$33.16	$34.08	$26.61	$28.04
*Includes market value of securities on loan of:	$—	$—	$267,791	$—	$—
†Cost of foreign currency:	$1	$—	$19,457	$8	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Sands Capital US Select Growth ETF	Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$60,993,111	$112,424,495	$199,856,233	$178,286,585	$41,367,124
$69,775,600	$114,300,134	$203,869,194	$178,699,449	$48,327,292
—	—	5,480	8,167	—
—	—	336,101	—	—
—	—	—	—	—
5,375	815,716	2,189,207	700,891	31,241
—	—	651,866	—	—
—	—	—	—	—
—	—	17,618	—	—
8,866	—	2,548	—	—
—	—	—	1,170	—
—	—	—	—	—
—	13,906	11,540	5,358	1,566
69,789,841	115,129,756	207,083,554	179,415,035	48,360,099

696,270	—	2,775,090	—	—
—	—	—	—	—
—	1,000,000	2,400,000	7,124,000	—
18,693	3,482	36,291	—	2,477
8,220	13,629	22,955	19,446	6,238
14,939	14,901	14,901	14,901	14,901
17,383	16,838	20,432	18,971	14,566
—	1,791	—	—	471
3,696	35,197	35,196	35,196	35,197
1,238	4,952	6,165	5,115	1,469
760,439	1,090,790	5,311,030	7,217,629	75,319
$69,029,402	$114,038,966	$201,772,524	$172,197,406	$48,284,780

59,629,979	111,916,420	197,019,946	171,537,039	40,993,496
9,399,423	2,122,546	4,752,578	660,367	7,291,284
$69,029,402	$114,038,966	$201,772,524	$172,197,406	$48,284,780

$69,029,402	$114,038,966	$201,772,524	$172,197,406	$48,284,780
2,425,000	4,350,000	7,750,000	6,804,000	1,250,000
$28.47	$26.22	$26.04	$25.31	$38.63
$667,946	$—	$2,687,268	$—	$—
$—	$—	$—	$—	$—

Statements of Operations For the Six Months or Period Ended June 30, 2025 (Unaudited)
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF(A)	Touchstone Sands Capital Emerging Markets ex-China Growth ETF(B)
Investment Income
Dividends*	$92,151	$465,990	$987,958	$267,064	$40,031
Interest	—	—	21,766	—	—
Income from securities loaned	5	25	2,764	—	41
Total Investment Income	92,156	466,015	1,012,488	267,064	40,072
Expenses
Investment advisory fees	37,840	94,925	146,713	50,687	18,416
Administration fees	7,824	23,196	35,857	10,928	3,354
Compliance fees and expenses	2,098	2,098	2,098	1,341	1,386
Custody fees	1,234	511	8,956	2,455	2,540
Professional fees	16,631	16,419	21,924	15,266	15,190
Transfer Agent fees	26,343	26,343	26,362	2,766	2,851
Reports to Shareholders	5,250	5,411	8,004	3,554	3,698
Trustee fees	15,861	15,861	15,861	12,127	12,541
Other expenses	12,754	14,286	11,137	8,079	9,436
Total Expenses	125,835	199,050	276,912	107,203	69,412
Fees waived and/or reimbursed by the Adviser and/or Affiliates(D)	(85,666)	(114,480)	(103,524)	(77,196)	(49,752)
Net Expenses	40,169	84,570	173,388	30,007	19,660
Net Investment Income (Loss)	51,987	381,445	839,100	237,057	20,412
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(E)	201,857	460,157	1,402,197	411,975	70,027
Net realized gains on futures contracts	—	—	—	—	—
Net realized gains on swap agreements	—	—	—	—	—
Net realized losses on foreign currency transactions	(6,364)	—	(37,198)	(21,096)	(5,838)
Net change in unrealized appreciation (depreciation) on investments†	885,855	1,974,592	9,028,915	2,351,697	949,774
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,219	—	10,787	1,266	62
Net Realized and Unrealized Gains (Losses) on Investments	1,082,567	2,434,749	10,404,701	2,743,842	1,014,025
Change in Net Assets Resulting from Operations	$1,134,554	$2,816,194	$11,243,801	$2,980,899	$1,034,437
*Net of foreign tax withholding of:	$7,530	$—	$148,470	$30,110	$7,985
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$—	$—	$78,817
(A)	Represents the period from commencement of operations (March 3, 2025) through June 30, 2025.
(B)	Represents the period from commencement of operations (February 24, 2025) through June 30, 2025.
(C)	Represents the period from commencement of operations (January 2, 2025) through June 30, 2025.
(D)	See Note 4 in Notes to Financial Statements.
(E)	Net realized gains on investments includes realized gains of $645,574, $645,165, $2,791,699, $412,058, $37,176, $2,210,756 and $974,153 for the Climate Transition ETF, Dividend Select ETF, Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Sands Capital US Select Growth ETF(C)	Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$75,560	$149,560	$137,836	$7,581	$273,089
—	3,049,379	4,958,502	3,366,550	—
10,346	—	13,962	—	—
85,906	3,198,939	5,110,300	3,374,131	273,089

134,622	189,407	514,764	115,404	153,869
27,865	74,889	125,822	86,203	29,542
2,009	2,098	2,098	2,098	2,098
3,696	16,011	17,003	2,361	433
17,700	27,045	32,981	28,043	17,022
3,696	26,343	26,343	26,343	26,343
5,301	5,311	5,520	5,959	5,361
15,305	15,861	15,861	15,861	15,861
10,741	19,366	19,290	15,379	12,562
220,935	376,331	759,682	297,651	263,091
(82,171)	(159,070)	(301,072)	(137,368)	(142,194)
138,764	217,261	458,610	160,283	120,897
(52,858)	2,981,678	4,651,690	3,213,848	152,192

669,792	154,839	1,034,758	132,297	711,240
—	—	260,890	—	—
—	—	2,497	—	—
—	—	—	—	—
8,782,489	1,092,243	3,584,510	(162,711)	1,900,053
—	—	301,691	—	—
—	—	—	—	—
9,452,281	1,247,082	5,184,346	(30,414)	2,611,293
$9,399,423	$4,228,760	$9,836,036	$3,183,434	$2,763,485
$—	$—	$—	$—	$—
$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Climate Transition ETF		Touchstone Dividend Select ETF		Touchstone Dynamic International ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income (loss)	$51,987	$87,761	$381,445	$709,912	$839,100	$1,224,281
Net realized gains (losses) on investments and foreign currency transactions	195,493	(527,447)	460,157	3,030,265	1,364,999	2,224,314
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	887,074	701,257	1,974,592	(70,454)	9,039,702	132,078
Change in Net Assets from Operations	1,134,554	261,571	2,816,194	3,669,723	11,243,801	3,580,673

Distributions to Shareholders:
Distributed earnings	—	(72,999)	(357,379)	(707,574)	—	(1,667,858)
Total Distributions	—	(72,999)	(357,379)	(707,574)	—	(1,667,858)

Share Transactions
Proceeds from Shares issued	1,986,379	2,484,818	2,413,550	13,482,253	10,576,619	27,548,287
Cost of Shares redeemed	(1,993,161)	(2,470,176)	(2,326,397)	(13,555,486)	(12,127,966)	(33,303,732)
Change in Net Assets from Share Transactions	(6,782)	14,642	87,153	(73,233)	(1,551,347)	(5,755,445)

Total Increase (Decrease) in Net Assets	1,127,772	203,214	2,545,968	2,888,916	9,692,454	(3,842,630)

Net Assets
Beginning of period	11,468,746	11,265,532	33,928,932	31,040,016	49,429,430	53,272,060
End of period	$12,596,518	$11,468,746	$36,474,900	$33,928,932	$59,121,884	$49,429,430

Share Transactions
Shares issued	75,000	100,000	75,000	450,000	350,000	950,000
Shares redeemed	(75,000)	(100,000)	(75,000)	(450,000)	(400,000)	(1,150,000)
Change in Shares Outstanding	—	—	—	—	(50,000)	(200,000)
(A)	Represents the period from commencement of operations (March 3, 2025) through June 30, 2025.
(B)	Represents the period from commencement of operations (February 24, 2025) through June 30, 2025.
(C)	Represents the period from commencement of operations (January 2, 2025) through June 30, 2025.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone International Equity ETF	Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Touchstone Sands Capital US Select Growth ETF	Touchstone Securitized Income ETF
For the Period Ended June 30, 2025(A) (Unaudited)	For the Period Ended June 30, 2025(B) (Unaudited)	For the Period Ended June 30, 2025(C) (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024

$237,057	$20,412	$(52,858)	$2,981,678	$4,583,161
390,879	64,189	669,792	154,839	226,630
2,352,963	949,836	8,782,489	1,092,243	258,713
2,980,899	1,034,437	9,399,423	4,228,760	5,068,504

—	—	—	(2,907,700)	(4,803,788)
—	—	—	(2,907,700)	(4,803,788)

34,150,436	8,710,123	69,856,945	3,910,958	84,238,861
(3,873,879)	(1,331,508)	(10,226,966)	—	—
30,276,557	7,378,615	59,629,979	3,910,958	84,238,861

33,257,456	8,413,052	69,029,402	5,232,018	84,503,577

—	—	—	108,806,948	24,303,371
$33,257,456	$8,413,052	$69,029,402	$114,038,966	$108,806,948

1,400,000	350,000	2,825,000	150,000	3,250,000
(150,000)	(50,000)	(400,000)	—	—
1,250,000	300,000	2,425,000	150,000	3,250,000

Statements of Changes in Net Assets (Continued)
	Touchstone Strategic Income ETF		Touchstone Ultra Short Income ETF		Touchstone US Large Cap Focused ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$4,651,690	$5,912,165	$3,213,848	$4,295,424	$152,192	$251,125
Net realized gains on investments, futures contracts and swap agreements	1,298,145	1,004,985	132,297	237,865	711,240	4,749,374
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	3,886,201	(1,266,745)	(162,711)	416,758	1,900,053	1,691,900
Change in Net Assets from Operations	9,836,036	5,650,405	3,183,434	4,950,047	2,763,485	6,692,399

Distributions to Shareholders:
Distributed earnings	(4,521,240)	(6,776,875)	(3,146,702)	(4,496,558)	—	(250,470)
Total Distributions	(4,521,240)	(6,776,875)	(3,146,702)	(4,496,558)	—	(250,470)

Share Transactions
Proceeds from Shares issued	21,789,279	73,273,013	88,645,726	45,524,588	9,156,168	20,173,367
Cost of Shares redeemed	—	—	(16,445,685)	(6,314,307)	(3,551,671)	(18,440,563)
Change in Net Assets from Share Transactions	21,789,279	73,273,013	72,200,041	39,210,281	5,604,497	1,732,804

Total Increase (Decrease) in Net Assets	27,104,075	72,146,543	72,236,773	39,663,770	8,367,982	8,174,733

Net Assets
Beginning of period	174,668,449	102,521,906	99,960,633	60,296,863	39,916,798	31,742,065
End of period	$201,772,524	$174,668,449	$172,197,406	$99,960,633	$48,284,780	$39,916,798

Share Transactions
Shares issued	850,000	2,825,000	3,500,000	1,800,000	250,000	600,000
Shares redeemed	—	—	(650,000)	(250,000)	(100,000)	(550,000)
Change in Shares Outstanding	850,000	2,825,000	2,850,000	1,550,000	150,000	50,000
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Climate Transition ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.19	$0.03	$0.22	$(0.19)	$(0.19)	$25.03	0.87%(2)	$11,266	0.69%(3)	1.77%(3)	1.15%(3)	65%(2)(4)
12/31/24	25.03	0.19	0.43	0.62	(0.16)	(0.16)	25.49	2.48	11,469	0.69	2.13	0.76	65(4)
06/30/25(5)	25.49	0.12(6)	2.38	2.50	—	—	27.99	9.81(2)	12,597	0.69(3)	2.16(3)	0.89(3)	28(2)(4)
(1)	Represents the period from commencement of operations (April 28, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
12/31/23	25.31	0.58	2.91	3.49	(0.58)	(0.58)	28.22	14.01	31,040	0.67	1.21	2.22	16(4)
12/31/24	28.22	0.64	2.62	3.26	(0.64)	(0.64)	30.84	11.59	33,929	0.64	1.16	2.11	13(4)
06/30/25(5)	30.84	0.35	2.29	2.64	(0.32)	(0.32)	33.16	8.61(2)	36,475	0.49(3)	1.15(3)	2.21(3)	7(2)(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
Touchstone Dynamic International ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/20(1)	$26.95	$0.37	$3.13	$3.50	$(0.46)	$ (0.44)	$(0.90)	$29.55	13.23%	$4,735	0.24%	0.88%	1.51%	33%
12/31/21(1)	29.55	0.46	1.14	1.60	(0.82)	(0.93)	(1.75)	29.40	5.39	5,061	0.24	0.87	1.51	20
12/31/22(1)	29.40	0.44	(5.23)	(4.79)	(0.71)	(0.62)	(1.33)	23.28	(16.34)	2,987	0.24	0.99	1.75	60
12/31/23(1)(2)	23.28	0.31	3.65	3.96	(0.40)	—	(0.40)	26.84	17.21	53,272	0.40	1.50	2.06	125
12/31/24	26.84	0.65(3)	1.13	1.78	(0.93)	—	(0.93)	27.69	6.60	49,429	0.65	1.19	2.25	77(4)
06/30/25(5)	27.69	0.47(3)	5.92	6.39	—	—	—	34.08	23.08(6)	59,122	0.65(7)	1.04(7)	3.15(7)	39(4)(6)
(1)	On December 1, 2023, the Predecessor Fund effected a 0.4524:1 reverse share split. All per share data has been adjusted to reflect the reverse share split.
(2)	Effective December 8, 2023, Class Y shares of the Dynamic Allocation Fund were reorganized into shares of the Fund.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
06/30/25(1)(2)	$25.00	$0.24(3)	$1.37	$1.61	$26.61	6.44%(4)	$33,257	0.37%(5)	1.32%(5)	2.92%(5)	9%(4)(6)
(1)	Represents the period from commencement of operations (March 3, 2025) through June 30, 2025.
(2)	Unaudited.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
06/30/25(1)(2)	$25.00	$0.07	$2.97	$3.04	$28.04	12.16%(3)	$8,413	0.79%(4)	2.79%(4)	0.82%(4)	6%(3)(5)
(1)	Represents the period from commencement of operations (February 24, 2025) through June 30, 2025.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Sands Capital US Select Growth ETF
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
06/30/25(1)(2)	$25.00	$(0.02)	$3.49	$3.47	$28.47	13.88%(3)	$69,029	0.67%(4)	1.07%(4)	(0.26)%(4)	27%(3)(5)
(1)	Represents the period from commencement of operations (January 2, 2025) through June 30, 2025.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Securitized Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.73	$0.58	$1.31	$(0.73)	$ —	$(0.73)	$25.58	5.37%(2)	$24,303	0.39%(3)	1.27%(3)	6.45%(3)	11%(2)
12/31/24	25.58	1.53(4)	0.31	1.84	(1.46)	(0.05)	(1.51)	25.91	7.33	108,807	0.39	0.71	5.89	36
06/30/25(5)	25.91	0.69(4)	0.29	0.98	(0.67)	—	(0.67)	26.22	3.83(2)	114,039	0.39(3)	0.68(3)	5.35(3)	16(2)
(1)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$ —	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
12/31/23	24.49	1.30	0.64	1.94	(1.27)	—	(1.27)	25.16	8.14	102,522	0.65	0.87	5.27	120
12/31/24	25.16	1.25(4)	0.25	1.50	(1.20)	(0.15)	(1.35)	25.31	6.09	174,668	0.61	0.87	4.91	107
06/30/25(5)	25.31	0.63(4)	0.71	1.34	(0.61)	—	(0.61)	26.04	5.30(2)	201,773	0.49(3)	0.81(3)	4.97(3)	102(2)
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$ —	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
12/31/23	24.87	1.31	0.26	1.57	(1.36)	—	(1.36)	25.08	6.47	60,297	0.31	0.66	5.28	87
12/31/24	25.08	1.37(4)	0.22	1.59	(1.34)	(0.05)	(1.39)	25.28	6.50	99,961	0.25	0.52	5.41	85
06/30/25(5)	25.28	0.63(4)	—	0.63	(0.60)	—	(0.60)	25.31	2.50(2)	172,197	0.25(3)	0.46(3)	5.01(3)	42(2)
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
12/31/23	24.14	0.21	6.09	6.30	(0.21)	(0.21)	30.23	26.17	31,742	0.69	1.23	0.79	3(4)
12/31/24	30.23	0.23	6.06	6.29	(0.23)	(0.23)	36.29	20.80	39,917	0.66	1.28	0.69	7(4)
06/30/25(5)	36.29	0.12	2.22	2.34	—	—	38.63	6.45(2)	48,285	0.55(3)	1.20(3)	0.69(3)	4(2)(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2025 (Unaudited)
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of the following ten funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Climate Transition ETF ("Climate Transition ETF”)
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Dynamic International ETF ("Dynamic International ETF”)
Touchstone International Equity ETF ("International Equity ETF”)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF ("Sands Capital Emerging Markets ex-China Growth ETF”)
Touchstone Sands Capital US Select Growth ETF ("Sands Capital US Select Growth ETF”)
Touchstone Securitized Income ETF ("Securitized Income ETF”)
Touchstone Strategic Income ETF ("Strategic Income ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the Sands Capital Emerging Markets Ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of the Dividend Select ETF (ticker: DVND), International Equity ETF (ticker: TLCI), Securitized Income ETF (ticker: TSEC), and the Strategic Income ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc., shares of the Dynamic International ETF (ticker: TDI) and Sands Capital US Select Growth ETF (ticker: TSEL) are listed for trading on The Nasdaq Stock Market LLC and shares of Climate Transition ETF (ticker: HEAT), Sands Capital Emerging Markets ex-China Growth ETF (TEMX), Ultra Short Income ETF (ticker: TUSI) and the US Large Cap Focused ETF (ticker: LCF) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the Funds' distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited) (Continued)
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments, is included in each Fund's Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Securitized Income ETF, Strategic Income ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-

Notes to Financial Statements (Unaudited) (Continued)
end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Securitized Income ETF and Strategic Income ETF may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Securitized Income ETF and Strategic Income ETF may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin

Notes to Financial Statements (Unaudited) (Continued)
on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Securitized Income ETF and Strategic Income ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do  not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Strategic Income ETF's  derivative financial instruments by primary risk exposure as of June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income ETF	Futures Contracts - Interest Rate Contracts(1)	$169,265	$81,866
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Strategic Income ETF's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income ETF	Futures - Interest Rate Contracts(1)	$260,890	$301,691
	Swap Agreements - Credit Contracts(2)	2,497	—
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements.
For the six months ended June 30, 2025, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income ETF was as follows:
Strategic Income ETF
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	$36,441,971
Futures Contracts (short) - Notional Value	5,175,985
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Income ETF. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Dynamic International ETF	Common Stocks	$267,791	$280,012	$12,221
Sands Capital US Select Growth ETF	Common Stocks	667,946	696,270	28,324
Strategic Income ETF	Corporate Bonds	2,488,668	2,571,090	82,422
	Sovereign Government Obligations	198,600	204,000	5,400
Total Strategic Income ETF		2,687,268	2,775,090	87,822
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Notes to Financial Statements (Unaudited) (Continued)
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Climate Transition ETF, Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets Ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distributes its income, if any, quarterly, as a dividend to shareholders. The Securitized Income ETF, Strategic Income ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal

Notes to Financial Statements (Unaudited) (Continued)
investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2025:
	Climate Transition ETF(1)	Dividend Select ETF(1)	Dynamic International ETF(1)	International Equity ETF(1)	Sands Capital Emerging Markets ex-China Growth ETF(1)
Purchases of investment securities	$3,230,209	$2,425,186	$20,709,653	$9,025,961	$6,304,941
Proceeds from sales and maturities	$3,352,579	$2,215,365	$21,472,393	$2,075,372	$316,742
	Sands Capital US Select Growth ETF(1)	Securitized Income ETF	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF(1)
Purchases of investment securities	$15,198,540	$21,705,025	$54,250,608	$106,885,128	$1,860,859
Proceeds from sales and maturities	$10,544,712	$16,899,510	$28,328,313	$45,218,168	$2,156,576
(1)	The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF, the International Equity ETF, the Sands Capital Emerging Markets ex-China Growth ETF, the Sands Capital US Select Growth ETF and US Large Cap Focused ETF had subscriptions-in-kind into the Fund of $1,916,645, $2,317,347, $8,478,722, $26,159,560, $1,256,712, $62,886,732 and $8,866,957, respectively, which are excluded from purchases of investment securities. The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF, the International Equity ETF, the Sands Capital Emerging Markets ex-China Growth ETF, the Sands Capital US Select Growth ETF and the US Large Cap Focused ETF had redemptions-in-kind out of the Fund of $1,934,122, $2,257,158, $10,331,727, $3,742,010, $204,262, $9,850,730 and $3,436,822, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended June 30, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities are $154,355,352 and $159,698,231, respectively, for Strategic Income ETF. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended June 30, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator, custodian and transfer agent to the Funds. Such officers receive no compensation from the Trust. The Adviser is a wholly-owned subsidiary of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $151,000 for the Funds’ Board for the six months ended June 30, 2025.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Climate Transition ETF	0.65% on the first $500 million
0.60% on assets over $500 million
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Dynamic International ETF	0.55% on the first $500 million
0.50% on assets over $500 million
International Equity ETF	0.625% on the first $500 million
0.60% on assets over $500 million
Sands Capital Emerging Markets Ex-China Growth ETF	0.74% on the first $200 million
0.71% on the next $1.3 billion
0.69% on assets over $1.5 billion
Sands Capital US Select Growth ETF	0.65% on the first $1 billion
0.60% on the next $1 billion
0.55% on the next $2 billion
0.52% on assets over $4 billion
Securitized Income ETF	0.34% on the first $500 million
0.30% on assets over $500 million
Strategic Income ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.18% on the first $500 million
0.16% on assets over $500 million
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.*	Lombard Odier Asset Management (USA) Corp.
Dividend Select ETF	Climate Transition ETF
Securitized Income ETF	Los Angeles Capital Management LLC
Strategic Income ETF	Dynamic International ETF
Ultra Short Income ETF	Sands Capital Management, LLC
US Large Cap Focused ETF	Sands Capital Emerging Markets Ex-China Growth ETF
London Company of Virginia, LLC d/b/a The London Company	Sands Capital US Select Growth ETF
International Equity ETF
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Climate Transition ETF	0.69%	April 29, 2026
Dividend Select ETF	0.49%	April 29, 2026
Dynamic International ETF	0.65%	April 29, 2026

Notes to Financial Statements (Unaudited) (Continued)
		Termination Date
International Equity ETF	0.37%	April 29, 2026
Sands Capital Emerging Markets ex-China Growth ETF	0.79%	April 29, 2026
Sands Capital US Select Growth ETF	0.67%	April 29, 2026
Securitized Income ETF	0.39%	April 29, 2026
Strategic Income ETF	0.49%	April 29, 2026
Ultra Short Income ETF	0.25%	April 29, 2026
US Large Cap Focused ETF	0.55%	April 29, 2026
The Expense Limitation Agreement can be terminated with respect to each Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended June 30, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Climate Transition ETF	$—	$7,824	$77,842	$85,666
Dividend Select ETF	10,867	23,196	80,417	114,480
Dynamic International ETF	—	35,857	67,667	103,524
International Equity ETF	23,135	10,928	43,133	77,196
Sands Capital Emerging Markets ex-China Growth ETF	1,296	3,354	45,102	49,752
Sands Capital US Select Growth ETF	—	27,865	54,306	82,171
Securitized Income ETF	—	74,889	84,181	159,070
Strategic Income ETF	73,157	125,822	102,093	301,072
Ultra Short Income ETF	—	86,203	51,165	137,368
US Large Cap Focused ETF	33,405	29,543	79,246	142,194
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Total
Climate Transition ETF	$—	$79,821	$165,879	$85,666	$331,366
Dividend Select ETF	64,225	152,548	175,860	114,480	507,113
Dynamic International ETF	—	14,033	293,104	103,524	410,661
International Equity ETF	—	—	—	77,196	77,196
Sands Capital Emerging Markets ex-China Growth ETF	—	—	—	49,752	49,752
Sands Capital US Select Growth ETF	—	—	—	82,171	82,171
Securitized Income ETF	—	91,018	251,272	159,070	501,360
Strategic Income ETF	98,127	217,774	308,710	301,072	925,683
Ultra Short Income ETF	79,410	184,378	217,127	137,368	618,283
US Large Cap Focused ETF	76,391	153,154	225,651	142,194	597,390
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2025.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

Notes to Financial Statements (Unaudited) (Continued)
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Climate Transition ETF, Dividend Select ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF, Strategic Income ETF and US Large Cap Focused ETF and 50,000 for the Dynamic International ETF, International Equity ETF, Securitized Income ETF and Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Notes to Financial Statements (Unaudited) (Continued)
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2025, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the year ended December 31, 2024 and December 31, 2023 were as follows:
	Climate Transition ETF		Dividend Select ETF		Dynamic International ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$72,999	$85,163	$707,574	$623,057	$1,667,858	$839,702
From long-term capital gains	—	—	—	—	—	—
Total distributions	$72,999	$85,163	$707,574	$623,057	$1,667,858	$839,702
	Securitized Income ETF		Strategic Income ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$4,625,010	$664,094	$6,435,061	$5,174,005
From long-term capital gains	178,778	—	341,814	—
Total distributions	$4,803,788	$664,094	$6,776,875	$5,174,005
	Ultra Short Income ETF		US Large Cap Focused ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$4,458,057	$2,894,829	$250,470	$225,572
From long-term capital gains	38,501	—	—	—
Total distributions	$4,496,558	$2,894,829	$250,470	$225,572

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of December 31, 2024:
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF
Tax cost of portfolio investments	$10,627,200	$31,689,021	$48,746,360	$107,366,779
Gross unrealized appreciation on investments	1,680,237	4,157,419	5,306,752	1,735,716
Gross unrealized depreciation on investments	(772,531)	(1,887,141)	(3,137,896)	(952,320)
Net unrealized appreciation (depreciation) on investments	907,706	2,270,278	2,168,856	783,396
Gross unrealized appreciation on foreign currency transactions	—	—	—	1
Gross unrealized depreciation on foreign currency transactions	(321)	—	(1,604)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	(321)	—	(1,604)	1
Capital loss carryforwards	(1,447,729)	(1,064,823)	(3,604,518)	—
Qualified late year losses	(405)	—	—	—
Undistributed ordinary income	—	—	58,543	18,089
Accumulated earnings (deficit)	$(540,749)	$1,205,455	$(1,378,723)	$801,486
	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Tax cost of portfolio investments	$173,747,748	$100,008,335	$34,918,416
Gross unrealized appreciation on investments	3,302,794	725,456	5,987,457
Gross unrealized depreciation on investments	(2,995,922)	(149,881)	(932,612)
Net unrealized appreciation (depreciation) on investments	306,872	575,575	5,054,845
Capital loss carryforwards	—	—	(527,701)
Qualified late year losses	(839,653)	—	—
Undistributed ordinary income	—	33,981	655
Undistributed capital gains	—	14,079	—
Other temporary differences	(29,437)	—	—
Accumulated earnings (deficit)	$(562,218)	$623,635	$4,527,799
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, Real Estate Investment Trust adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Climate Transition ETF	$ 1,247,953	$ 199,776	$ 1,447,729
Dividend Select ETF	554,374	510,449	1,064,823
Dynamic International ETF	1,842,198	1,762,320	3,604,518
US Large Cap Focused ETF	274,512	253,189	527,701
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Strategic Income ETF	$ 260,067

Notes to Financial Statements (Unaudited) (Continued)
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2025, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Climate Transition ETF	$10,776,915	$2,135,326	$(285,278)	$898	$—	$1,850,946
Dividend Select ETF	32,233,089	6,058,507	(1,794,786)	—	—	4,263,721
Dynamic International ETF	47,901,015	12,170,857	(771,023)	65	—	11,399,899
International Equity ETF	30,873,499	2,700,787	(349,090)	—	—	2,351,697
Sands Capital Emerging Markets ex-China Growth ETF	7,547,662	1,093,907	(144,133)	15	—	949,789
Sands Capital US Select Growth ETF	60,993,111	9,260,674	(478,185)	—	—	8,782,489
Securitized Income ETF	112,424,495	2,555,102	(679,463)	—	—	1,875,639
Strategic Income ETF	199,856,233	5,604,040	(1,591,079)	169,265	(81,866)	4,100,360
Ultra Short Income ETF	178,286,585	677,316	(264,452)	—	—	412,864
US Large Cap Focused ETF	41,367,124	8,371,571	(1,411,403)	—	—	6,960,168
(1)	Other includes Derivatives and Foreign Currency Transactions.
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service

Notes to Financial Statements (Unaudited) (Continued)
providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on August 15, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Adviser adding the Touchstone International Equity ETF (the “Fund”) and also initially approved a Sub-Advisory Agreement between the Adviser and The London Company (the “Sub-Adviser”) with respect to the Fund.
In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Adviser and the Sub-Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.  The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and estimated net expense ratios with those of comparable funds; (2) performance information regarding the Sub-Adviser’s International Equity Strategy (the “Strategy”), which was the strategy the Adviser proposed the Sub-Adviser utilize in managing the Fund; (3) the Adviser’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Adviser’s and Sub-Adviser’s personnel.
Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.  The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.
In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Adviser's proposed compensation and anticipated profitability; (3) a comparison of estimated net expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board's analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services provided to other funds managed by the Adviser, including the Adviser’s role in coordinating the activities of those funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of the Trust’s other sub-advisers, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring the Sub-Adviser, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser would conduct periodic due diligence of the Sub-Adviser, during which the Adviser would examine a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade

Other Items (Unaudited) (Continued)
allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund.  The Board noted that the Adviser’s monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Adviser would be reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Proposed Compensation and Anticipated Profitability. The Board took into consideration the financial condition and anticipated profitability of the Adviser and its affiliates and the anticipated direct and indirect benefits to be derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.  The Board noted that the Adviser had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay sub-advisory fees out of the advisory fees the Adviser would receive from the Fund.  The Board reviewed the anticipated profitability of the Adviser's relationship with the Fund and also considered whether the Adviser has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board also noted that the Adviser would derive benefits to its reputation and other benefits from its association with the Fund.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.
Estimated Expenses and Performance Information. The Board compared the Fund's proposed advisory fee and estimated total expense ratios, after estimated waivers and reimbursements, with those of comparable funds.  The Board noted that the proposed advisory fee would place the Fund in the 4th quintile of its peer group, while the Fund’s estimated total expenses, after estimated waivers and reimbursements, would place the Fund in the 2nd quintile of its peer group.  The Board also took into account that the Adviser had contractually agreed to limit the Funds’ net operating expenses for at least one year following the launch of the Fund.  The Board took into consideration the performance of the Strategy relative to its proposed benchmark for the year-to-date and since inception periods ended June 30, 2024.  The Board noted that the Strategy had outperformed the benchmark for both the year-to-date and since inception periods ended June 30, 2024. The Board noted that the Fund would be managed using the Strategy.
The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses.  The Board noted that the Adviser had contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to a targeted level.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to the Fund would be paid by the Adviser out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Adviser and its affiliates.
Potential Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses.  The Board took into account management’s discussion of the Fund’s advisory fee structure.  The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased.  The Board noted that the proposed advisory fee schedule for the Fund would contain a breakpoint that would reduce the advisory fee rate on assets above a specified level as the Fund’s assets increased.  The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by the Fund would be reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them.  The Board reached the following conclusions regarding the Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Adviser.  Based on their conclusions, the Trustees determined with respect to the Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In initially approving the Sub-Advisory Agreement for the Fund, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the

Other Items (Unaudited) (Continued)
personnel who would be providing such services; (2) the Sub-Adviser’s proposed sub-advisory fee; (3) the performance of the Strategy; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services to be Provided; Investment Personnel. The Board considered information provided by the Adviser and the Sub-Adviser regarding the services to be provided by the Sub-Adviser.  The Board also considered the Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Adviser who would be responsible for managing the Fund.  The Board also noted its familiarity with the Sub-Adviser, as it serves as a sub-adviser to other Touchstone Funds. The Board also took into consideration that the Adviser was satisfied with the Sub-Adviser’s in-house risk and compliance teams and its familiarity with the Sub-Adviser given its management of other Touchstone Funds.
Sub-Adviser’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Adviser and any indirect benefits to be derived by the Sub-Adviser from the Sub-Adviser’s relationship with the Fund.  In considering the anticipated profitability to the Sub-Adviser of its relationship with the Fund, the Board noted the proposed contractual undertaking of the Adviser to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the advisory fee that it would receive under the Investment Advisory Agreement and were negotiated at arm’s-length.  As a consequence, the anticipated profitability to the Sub-Adviser of its relationship with the Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule included a breakpoint that would reduce the sub-advisory fee rate on assets above a specified level as the Fund’s assets increased.  The Board also noted that the Sub-Adviser had agreed during the first year of the Fund’s operations to waive its sub-advisory fee.
Proposed Sub-Advisory Fees and Performance Information. The Board compared the Fund's proposed sub-advisory fee with that of the only other active sub-advised ETF in the Morningstar peer category and sub-advised mutual funds in the peer category.  The Board noted that the Fund's proposed sub-advisory fee was above the only other active sub-advised ETF and below the median of the peer category.  The Board considered that the Fund would pay an advisory fee to the Adviser and that the Adviser would pay a sub-advisory fee to the Sub-Adviser out of the advisory fee it would receive from the Fund.  The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to the various services to be provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with the Sub-Adviser at arm’s-length.  Based on their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in view of the quality of services to be provided by the Sub-Adviser to the Fund and the other factors considered.
As noted above, the Board considered the performance of the Strategy.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisers.  The Board was mindful of the Adviser's focus on the performance of sub-advisers and the Adviser's ways of addressing underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar ETFs and to the services to be provided by the Adviser and the Sub-Adviser; and (d) the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.
At a meeting held on August 15, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Adviser adding the Touchstone Sands Capital Emerging Markets ex-China Growth ETF (the “Fund”) and also initially approved a Sub-Advisory Agreement between the Adviser and Sands Capital Management, LLC (the “Sub-Adviser”) with respect to the Fund.
In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Adviser and the Sub-Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.  The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and estimated net expense ratios with those of comparable funds; (2) performance information regarding the Sub-Adviser’s Emerging Markets ex-China Strategy (the “Strategy”), which was the strategy the Adviser proposed the

Other Items (Unaudited) (Continued)
Sub-Adviser utilize in managing the Fund; (3) the Adviser’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Adviser’s and Sub-Adviser’s personnel.
Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.  The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.
In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Adviser's proposed compensation and anticipated profitability; (3) a comparison of estimated net expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board's analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services.  The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services provided to other funds managed by the Adviser, including the Adviser’s role in coordinating the activities of those funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of the Trust’s other sub-advisers, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring the Sub-Adviser, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser would conduct periodic due diligence of the Sub-Adviser, during which the Adviser would examine a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund.  The Board noted that the Adviser’s monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Adviser would be reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Proposed Compensation and Anticipated Profitability. The Board took into consideration the financial condition and anticipated profitability of the Adviser and its affiliates and the anticipated direct and indirect benefits to be derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.  The Board noted that the Adviser had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay sub-advisory fees out of the advisory fees the Adviser would receive from the Fund.  The Board reviewed the anticipated profitability of the Adviser's relationship with the Fund and also considered whether the Adviser has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board also noted that the Adviser would derive benefits to its reputation and other benefits from its association with the Fund.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.
Estimated Expenses and Performance Information. The Board compared the Fund's proposed advisory fee and estimated total expense ratios, after estimated waivers and reimbursements, with those of comparable funds.  The Board noted that the proposed advisory fee would place the Fund in the 1st quintile of its Morningstar peer group, while the Fund’s estimated total expenses, after estimated waivers and reimbursements, would place the Fund in the 3rd quintile of its Morningstar peer group.  The Board also took into account that the Adviser had contractually agreed to limit the Funds’ net operating expenses for at least one year following the launch of the Fund.  The Board took into consideration the performance of the Strategy relative to its proposed benchmark for the year-to-date, 1-year and since inception periods ended June 30, 2024.  The Board noted that the Strategy had underperformed the

Other Items (Unaudited) (Continued)
benchmark for the year-to-date and the 1-year periods ended June 30, 2024, while it had outperformed the benchmark for the since inception period ended June 30, 2024.  The Board noted that the Fund would be managed using the Strategy.
The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses.  The Board noted that the Adviser had contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to a targeted level.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to the Fund would be paid by the Adviser out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Adviser and its affiliates.
Potential Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses.  The Board took into account management’s discussion of the Fund’s advisory fee structure.  The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased.  The Board noted that the proposed advisory fee schedule for the Fund would contain breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased.  The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by the Fund would be reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them.  The Board reached the following conclusions regarding the Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Adviser.  Based on their conclusions, the Trustees determined with respect to the Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In initially approving the Sub-Advisory Agreement for the Fund, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Adviser’s proposed sub-advisory fee; (3) the performance of the Strategy; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services to be Provided; Investment Personnel. The Board considered information provided by the Adviser and the Sub-Adviser regarding the services to be provided by the Sub-Adviser.  The Board also considered the Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Adviser who would be responsible for managing the Fund.  The Board also noted its familiarity with the Sub-Adviser, as it serves as a sub-adviser to other Touchstone Funds. The Board also took into consideration that the Adviser was satisfied with the Sub-Adviser’s in-house risk and compliance teams and its familiarity with the Sub-Adviser given its management of other Touchstone Funds.
Sub-Adviser’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Adviser and any indirect benefits to be derived by the Sub-Adviser from the Sub-Adviser’s relationship with the Fund.  In considering the anticipated profitability to the Sub-Adviser of its relationship with the Fund, the Board noted the proposed contractual undertaking of the Adviser to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the advisory fee that it would receive under the Investment Advisory Agreement and were negotiated at arm’s-length.  As a consequence, the anticipated profitability to the Sub-Adviser of its relationship with the Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule included breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  The Board also noted that the Sub-Adviser had agreed during the first two years of the Fund’s operations to waive a portion of its sub-advisory fee until the Fund achieved a specified level of assets.
Proposed Sub-Advisory Fees and Performance Information. The Board compared the Fund's proposed sub-advisory fee with that of the only other active sub-advised ETF in the Morningstar peer category and sub-advised mutual funds in the peer category.  The Board noted that the Fund's proposed sub-advisory fee was higher than the other active sub-advised ETF and below the median of the sub-advised mutual funds in the Morningstar category.  The Board considered that the Fund would pay an advisory fee to the Adviser and that the Adviser would pay a sub-advisory fee to the Sub-Adviser out of the advisory fee it would receive from the

Other Items (Unaudited) (Continued)
Fund.  The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to the various services to be provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with the Sub-Adviser at arm’s-length.  Based on their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in view of the quality of services to be provided by the Sub-Adviser to the Fund and the other factors considered.
As noted above, the Board considered the performance of the Strategy.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisers.  The Board was mindful of the Adviser's focus on the performance of sub-advisers and the Adviser's ways of addressing underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar ETFs and to the services to be provided by the Adviser and the Sub-Adviser; and (d) the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.
At a meeting held on August 15, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Adviser adding the Touchstone Sands Capital US Select Growth ETF (the “Fund”) and also initially approved a Sub-Advisory Agreement between the Adviser and Sands Capital Management, LLC (the “Sub-Adviser”) with respect to the Fund.
In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Adviser and the Sub-Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.  The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and estimated net expense ratios with those of comparable funds; (2) performance information regarding the Sub-Adviser’s Select Growth Strategy (the “Strategy”), which was the strategy the Adviser proposed the Sub-Adviser utilize in managing the Fund; (3) the Adviser’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Adviser’s and Sub-Adviser’s personnel.
Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.  The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.
In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Adviser's proposed compensation and anticipated profitability; (3) a comparison of estimated net expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board's analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services provided to other funds managed by the Adviser, including the Adviser’s role in coordinating the activities of those funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of the Trust’s other sub-advisers, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring the Sub-Adviser, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser would conduct periodic

Other Items (Unaudited) (Continued)
due diligence of the Sub-Adviser, during which the Adviser would examine a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund.  The Board noted that the Adviser’s monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Adviser would be reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Proposed Compensation and Anticipated Profitability. The Board took into consideration the financial condition and anticipated profitability of the Adviser and its affiliates and the anticipated direct and indirect benefits to be derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.  The Board noted that the Adviser had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay sub-advisory fees out of the advisory fees the Adviser would receive from the Fund.  The Board reviewed the anticipated profitability of the Adviser's relationship with the Fund and also considered whether the Adviser has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board also noted that the Adviser would derive benefits to its reputation and other benefits from its association with the Fund.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.
Estimated Expenses and Performance Information. The Board compared the Fund's proposed advisory fee and estimated total expense ratios, after estimated waivers and reimbursements, with those of comparable funds.  The Board noted that the proposed advisory fee would place the Fund in the 3rd quintile of its Morningstar category, while the Fund’s estimated total expenses, after estimated waivers and reimbursements, would place the Fund in the 4th quintile of its Morningstar category.  The Board also took into account that the Adviser had contractually agreed to limit the Funds’ net operating expenses for at least one year following the launch of the Fund.  The Board took into consideration the performance of the Strategy relative to its proposed benchmark for the 1-, 3-, 5-, 10- and since inception periods ended June 30, 2024.  The Board noted that the Strategy had underperformed the benchmark for the 1-, 3-, 5-, and 10-year periods ended June 30, 2024, while it had outperformed the benchmark for the since inception period ended June 30, 2024.  The Board noted that the Fund would be managed using a modified version of the Strategy and took into account the impact this difference would likely have on the performance of the Strategy.
The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses.  The Board noted that the Adviser had contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to a targeted level.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to the Fund would be paid by the Adviser out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Adviser and its affiliates.
Potential Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses.  The Board took into account management’s discussion of the Fund’s advisory fee structure.  The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased.  The Board noted that the proposed advisory fee schedule for the Fund would contain breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased.  The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by the Fund would be reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them.  The Board reached the following conclusions regarding the Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the

Other Items (Unaudited) (Continued)
services to be provided by the Adviser.  Based on their conclusions, the Trustees determined with respect to the Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In initially approving the Sub-Advisory Agreement for the Fund, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Adviser’s proposed sub-advisory fee; (3) the performance of the Strategy; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services to be Provided; Investment Personnel. The Board considered information provided by the Adviser and the Sub-Adviser regarding the services to be provided by the Sub-Adviser.  The Board also considered the Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Adviser who would be responsible for managing the Fund.  The Board also noted its familiarity with the Sub-Adviser, as it serves as a sub-adviser to other Touchstone Funds. The Board also took into consideration that the Adviser was satisfied with the Sub-Adviser’s in-house risk and compliance teams and its familiarity with the Sub-Adviser given its management of other Touchstone Funds.
Sub-Adviser’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Adviser and any indirect benefits to be derived by the Sub-Adviser from the Sub-Adviser’s relationship with the Fund.  In considering the anticipated profitability to the Sub-Adviser of its relationship with the Fund, the Board noted the proposed contractual undertaking of the Adviser to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the advisory fee that it would receive under the Investment Advisory Agreement and were negotiated at arm’s-length.  As a consequence, the anticipated profitability to the Sub-Adviser of its relationship with the Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule included breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  The Board also noted that the Sub-Adviser had agreed during the first two years of the Fund’s operations to waive a portion of its sub-advisory fee until the Fund achieved a specified level of assets.
Proposed Sub-Advisory Fees and Performance Information. The Board compared the Fund's proposed sub-advisory fee with that of actively managed sub-advised mutual funds in the Morningstar category.  The Board noted that the Fund's proposed sub-advisory fee was slightly above the median of the Morningstar category.  The Board considered that the Fund would pay an advisory fee to the Adviser and that the Adviser would pay a sub-advisory fee to the Sub-Adviser out of the advisory fee it would receive from the Fund.  The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to the various services to be provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with the Sub-Adviser at arm’s-length.  Based on their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in view of the quality of services to be provided by the Sub-Adviser to the Fund and the other factors considered.
As noted above, the Board considered the performance of the Strategy.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisers.  The Board was mindful of the Adviser's focus on the performance of sub-advisers and the Adviser's ways of addressing underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar ETFs and to the services to be provided by the Adviser and the Sub-Adviser; and (d) the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

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Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
6023 Airport Road
Oriskany, New York 13424
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-ETFT-SR-NCSR-2506

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	8/29/2025